Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-5.41%
Electronic Arts, Inc.(b)	12,951	$1,591,808
Fox Corp., Class A(b)	39,001	1,996,071
Live Nation Entertainment, Inc.(b)(c)	14,631	2,116,813
		5,704,692
Consumer Discretionary-7.47%
eBay, Inc.	30,583	2,063,741
Home Depot, Inc. (The)	4,871	2,006,755
NVR, Inc.(c)	232	1,859,754
TJX Cos., Inc. (The)	15,683	1,957,081
		7,887,331
Consumer Staples-7.14%
General Mills, Inc.	29,710	1,786,759
Kimberly-Clark Corp.	14,459	1,879,236
Sysco Corp.	24,780	1,806,958
Walmart, Inc.	20,970	2,058,415
		7,531,368
Energy-5.49%
Cheniere Energy, Inc.	8,818	1,972,146
EOG Resources, Inc.	15,456	1,944,210
Exxon Mobil Corp.	17,613	1,881,597
		5,797,953
Financials-17.17%
American Express Co.	6,384	2,026,601
Ameriprise Financial, Inc.	3,558	1,933,275
Apollo Global Management, Inc.(b)	11,471	1,961,311
Discover Financial Services	10,938	2,199,522
Fiserv, Inc.(c)	9,223	1,992,537
Progressive Corp. (The)	7,907	1,948,601
Raymond James Financial, Inc.	12,198	2,055,119
Synchrony Financial	29,149	2,010,698
Willis Towers Watson PLC	6,049	1,993,539
		18,121,203
Health Care-11.50%
Bristol-Myers Squibb Co.	33,497	1,974,648
Cardinal Health, Inc.	16,020	1,981,033
Cencora, Inc.	8,433	2,143,753
Gilead Sciences, Inc.	20,512	1,993,767
Johnson & Johnson	13,101	1,993,317
Quest Diagnostics, Inc.	12,559	2,048,373
		12,134,891
Industrials-16.86%
3M Co.	14,677	2,233,839
Automatic Data Processing, Inc.	6,473	1,961,384
Caterpillar, Inc.	5,222	1,939,660
Illinois Tool Works, Inc.(b)	7,472	1,936,443
Leidos Holdings, Inc.	13,151	1,867,837
Lockheed Martin Corp.	3,899	1,805,042
RTX Corp.	16,373	2,111,298
	Shares	Value
Industrials-(continued)
SS&C Technologies Holdings, Inc.	25,002	$2,023,912
W.W. Grainger, Inc.	1,797	1,909,618
		17,789,033
Information Technology-13.19%
Apple, Inc.	7,566	1,785,576
Cisco Systems, Inc.	32,004	1,939,443
Cognizant Technology Solutions Corp., Class A	24,638	2,035,345
GoDaddy, Inc., Class A(c)	9,599	2,041,227
International Business Machines Corp.	8,619	2,203,878
Motorola Solutions, Inc.	4,099	1,923,456
NetApp, Inc.	16,322	1,992,916
		13,921,841
Materials-5.48%
Amcor PLC(b)	201,343	1,957,054
PPG Industries, Inc.	15,861	1,830,042
Sherwin-Williams Co. (The)	5,573	1,996,026
		5,783,122
Real Estate-5.41%
Mid-America Apartment Communities, Inc.	12,258	1,870,326
Simon Property Group, Inc.	11,002	1,912,808
VICI Properties, Inc.(b)	64,863	1,930,971
		5,714,105
Utilities-4.88%
Edison International(b)	23,730	1,281,420
Evergy, Inc.	30,782	1,975,281
FirstEnergy Corp.	47,627	1,895,554
		5,152,255
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $95,274,937)		105,537,794
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.63%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,412,564	3,412,564
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,860,822	8,863,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,276,044)		12,276,044
TOTAL INVESTMENTS IN SECURITIES-111.63% (Cost $107,550,981)		117,813,838
OTHER ASSETS LESS LIABILITIES-(11.63)%		(12,271,412)
NET ASSETS-100.00%		$105,542,426
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,497,645	$(1,497,645)	$-	$-	$-	$1,704
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,520,670	19,157,303	(17,265,409)	-	-	3,412,564	28,451 *
Invesco Private Prime Fund	3,909,998	44,962,218	(40,008,861)	505	(380)	8,863,480	74,360 *
Total	$5,430,668	$65,617,166	$(58,771,915)	$505	$(380)	$12,276,044	$104,515

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1000 ETF (PRF)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.61%
Alphabet, Inc., Class A	450,420	$91,894,688
Alphabet, Inc., Class C	381,708	78,479,165
AT&T, Inc.	4,046,653	96,027,076
Cable One, Inc.(b)	2,054	624,437
Charter Communications, Inc., Class A(c)	48,343	16,702,023
Comcast Corp., Class A	1,377,756	46,375,267
Electronic Arts, Inc.	20,777	2,553,701
Fox Corp., Class A(b)	90,006	4,606,507
Fox Corp., Class B	48,753	2,369,396
Frontier Communications Parent, Inc.(b)(c)	141,472	5,059,039
Gray Media, Inc.(b)	114,255	427,314
IAC, Inc.(b)(c)	23,136	979,347
Interpublic Group of Cos., Inc. (The)	114,810	3,291,603
Liberty Broadband Corp.(c)(d)	10,205	0
Liberty Broadband Corp., Class A(c)	3,860	293,476
Liberty Broadband Corp., Class C(b)(c)	22,920	1,757,047
Liberty Global Ltd., Class A (Belgium)(b)(c)	143,221	1,648,474
Liberty Global Ltd., Class C (Belgium)(b)(c)	194,714	2,283,995
Liberty Media Corp.-Liberty Formula One(b)(c)	22,742	2,176,409
Liberty Media Corp.-Liberty Formula One(c)	2,798	246,280
Live Nation Entertainment, Inc.(c)	11,736	1,697,965
Lumen Technologies, Inc.(c)	1,055,385	5,213,602
Match Group, Inc.	29,795	1,063,682
Meta Platforms, Inc., Class A	126,633	87,272,931
Netflix, Inc.(c)	18,907	18,467,601
News Corp., Class A	76,845	2,160,881
News Corp., Class B(b)	22,913	725,196
Nexstar Media Group, Inc., Class A	11,513	1,764,022
Omnicom Group, Inc.(b)	60,448	5,246,282
Paramount Global, Class B(b)	825,324	8,979,525
Spotify Technology S.A. (Sweden)(c)	5,449	2,989,049
Take-Two Interactive Software, Inc.(c)	17,918	3,323,968
TEGNA, Inc.	103,692	1,889,268
Telephone and Data Systems, Inc.	136,049	4,809,332
T-Mobile US, Inc.	106,241	24,750,966
Verizon Communications, Inc.	2,227,352	87,735,395
Walt Disney Co. (The)	295,737	33,436,025
Warner Bros. Discovery, Inc.(c)	1,270,401	13,262,986
		662,583,920
Consumer Discretionary-9.18%
Academy Sports & Outdoors, Inc.(b)	17,559	918,511
Adient PLC(c)	60,017	1,046,096
Advance Auto Parts, Inc.(b)	39,344	1,908,184
Airbnb, Inc., Class A(c)	7,356	964,887
Amazon.com, Inc.(c)	627,805	149,216,692
American Axle & Manufacturing Holdings, Inc.(b)(c)	128,634	672,756
American Eagle Outfitters, Inc.	50,162	809,615
Aptiv PLC (Jersey)(c)	55,732	3,478,791
Aramark	63,339	2,464,520
Asbury Automotive Group, Inc.(b)(c)	11,296	3,351,297
Autoliv, Inc. (Sweden)(b)	20,013	1,934,457
AutoNation, Inc.(c)	22,980	4,332,879
AutoZone, Inc.(c)	1,605	5,377,087
Bath & Body Works, Inc.	58,510	2,200,561
Best Buy Co., Inc.	113,994	9,787,525
Booking Holdings, Inc.	1,550	7,343,218
BorgWarner, Inc.	112,372	3,584,667
Boyd Gaming Corp.(b)	12,567	963,261
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.(b)	18,029	$1,215,876
Burlington Stores, Inc.(c)	8,982	2,550,259
Caesars Entertainment, Inc.(c)	60,300	2,173,815
Capri Holdings Ltd.(b)(c)	33,832	838,357
CarMax, Inc.(c)	79,454	6,804,441
Carnival Corp.(c)	233,624	6,464,376
Carter’s, Inc.(b)	12,060	650,275
Century Communities, Inc.(b)	9,663	738,060
Chipotle Mexican Grill, Inc.(c)	40,432	2,359,207
Coupang, Inc. (South Korea)(c)	86,716	2,038,693
Cracker Barrel Old Country Store, Inc.(b)	14,103	916,413
D.R. Horton, Inc.	56,207	7,975,773
Dana, Inc.	99,195	1,581,168
Darden Restaurants, Inc.	20,810	4,062,944
Deckers Outdoor Corp.(c)	7,992	1,417,461
Dick’s Sporting Goods, Inc.(b)	12,939	3,106,007
Domino’s Pizza, Inc.	3,083	1,384,637
DoorDash, Inc., Class A(c)	11,452	2,162,481
eBay, Inc.	111,684	7,536,436
Expedia Group, Inc.(c)	16,487	2,818,453
Five Below, Inc.(c)	4,430	415,445
Floor & Decor Holdings, Inc., Class A(c)	8,811	881,981
Foot Locker, Inc.(b)(c)	64,538	1,293,987
Ford Motor Co.	2,678,446	26,998,736
GameStop Corp., Class A(b)(c)	62,063	1,669,495
Gap, Inc. (The)	90,876	2,187,385
Garmin Ltd.	23,766	5,129,891
General Motors Co.	1,052,075	52,035,629
Gentex Corp.(b)	34,168	885,635
Genuine Parts Co.	34,342	3,992,258
Goodyear Tire & Rubber Co. (The)(b)(c)	295,849	2,624,181
Graham Holdings Co., Class B	1,303	1,210,252
Group 1 Automotive, Inc.(b)	8,008	3,655,572
H&R Block, Inc.	31,576	1,746,469
Hanesbrands, Inc.(b)(c)	448,231	3,639,636
Harley-Davidson, Inc.(b)	47,471	1,284,565
Hasbro, Inc.	48,699	2,816,750
Helen of Troy Ltd.(b)(c)	6,347	392,118
Hilton Worldwide Holdings, Inc.	10,280	2,632,400
Home Depot, Inc. (The)	136,909	56,403,770
International Game Technology PLC	31,317	533,015
KB Home	22,490	1,509,079
Kohl’s Corp.(b)	164,109	2,167,880
Las Vegas Sands Corp.	53,367	2,445,810
LCI Industries(b)	8,433	883,694
Lear Corp.(b)	30,391	2,859,489
Leggett & Platt, Inc.	93,663	989,081
Lennar Corp., Class A	54,768	7,187,752
Lennar Corp., Class B(b)	2,872	361,269
LGI Homes, Inc.(b)(c)	6,343	566,303
Light & Wonder, Inc.(c)	13,179	1,158,566
Lithia Motors, Inc., Class A(b)	11,799	4,437,604
LKQ Corp.	80,550	3,011,765
Lowe’s Cos., Inc.	96,335	25,050,953
lululemon athletica, inc.(c)	4,778	1,979,048
M/I Homes, Inc.(b)(c)	9,407	1,183,401
Macy’s, Inc.(b)	256,771	4,000,492
Marriott International, Inc., Class A	14,675	4,264,408
Marriott Vacations Worldwide Corp.	14,074	1,221,201
Mattel, Inc.(b)(c)	79,781	1,487,118
McDonald’s Corp.	72,619	20,965,105
MercadoLibre, Inc. (Brazil)(c)	747	1,435,876
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Meritage Homes Corp.	26,248	$2,043,932
MGM Resorts International(b)(c)	82,590	2,847,703
Millrose Properties, Inc.(c)(d)	28,742	317,887
Mohawk Industries, Inc.(c)	30,803	3,767,207
Murphy USA, Inc.	4,898	2,463,253
Newell Brands, Inc.(b)	339,552	3,381,938
NIKE, Inc., Class B	123,255	9,478,309
Nordstrom, Inc.(b)	96,705	2,340,261
NVR, Inc.(c)	376	3,014,084
ODP Corp. (The)(b)(c)	22,803	515,348
O’Reilly Automotive, Inc.(c)	3,796	4,913,618
PENN Entertainment, Inc.(b)(c)	118,168	2,434,261
Penske Automotive Group, Inc.(b)	8,256	1,367,441
PHINIA, Inc.	28,710	1,461,052
Polaris, Inc.(b)	19,839	946,320
Pool Corp.	3,419	1,176,991
PulteGroup, Inc.	43,084	4,902,098
PVH Corp.	16,249	1,455,910
Ralph Lauren Corp.	6,578	1,642,527
RH(b)(c)	3,603	1,510,053
Rivian Automotive, Inc., Class A(b)(c)	116,392	1,461,884
Ross Stores, Inc.	31,605	4,758,449
Royal Caribbean Cruises Ltd.	16,534	4,407,964
Sally Beauty Holdings, Inc.(b)(c)	73,854	802,793
Service Corp. International(b)	24,265	1,895,582
Signet Jewelers Ltd.(b)	12,876	762,645
Skechers U.S.A., Inc., Class A(c)	28,709	2,162,936
Starbucks Corp.	135,238	14,562,428
Tapestry, Inc.(b)	48,289	3,522,200
Taylor Morrison Home Corp., Class A(c)	41,852	2,697,780
Tempur Sealy International, Inc.	17,413	1,099,457
Tesla, Inc.(c)	89,981	36,406,313
Texas Roadhouse, Inc.	6,218	1,126,080
Thor Industries, Inc.(b)	20,190	2,076,340
TJX Cos., Inc. (The)	119,158	14,869,727
Toll Brothers, Inc.	25,251	3,429,338
TopBuild Corp.(c)	3,211	1,100,345
Tractor Supply Co.	63,244	3,437,944
Travel + Leisure Co.	30,025	1,632,159
Tri Pointe Homes, Inc.(c)	43,097	1,588,555
Ulta Beauty, Inc.(c)	4,789	1,973,786
Under Armour, Inc., Class A(b)(c)	72,598	606,193
Under Armour, Inc., Class C(c)	77,987	587,242
Urban Outfitters, Inc.(b)(c)	19,902	1,102,969
V.F. Corp.(b)	255,647	6,639,153
Vail Resorts, Inc.(b)	6,283	1,068,864
Victoria’s Secret & Co.(b)(c)	50,090	1,821,272
Wayfair, Inc., Class A(b)(c)	20,990	1,015,286
Whirlpool Corp.(b)	41,908	4,400,759
Williams-Sonoma, Inc.	20,293	4,289,331
Wyndham Hotels & Resorts, Inc.	10,658	1,119,303
Wynn Resorts Ltd.	12,327	1,070,600
Yum! Brands, Inc.	29,024	3,787,632
		706,008,702
Consumer Staples-8.04%
Albertson’s Cos., Inc., Class A	301,302	6,041,105
Altria Group, Inc.	711,284	37,150,363
Andersons, Inc. (The)	18,600	757,950
Archer-Daniels-Midland Co.	306,066	15,679,761
B&G Foods, Inc.(b)	82,179	532,520
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	43,743	4,332,744
	Shares	Value
Consumer Staples-(continued)
Brown-Forman Corp., Class B(b)	19,992	$659,936
Bunge Global S.A.	87,318	6,647,519
Campbell’s Co. (The)	57,038	2,211,363
Casey’s General Stores, Inc.	7,587	3,199,969
Church & Dwight Co., Inc.	24,895	2,626,920
Clorox Co. (The)	21,571	3,422,886
Coca-Cola Co. (The)	569,862	36,174,840
Coca-Cola Europacific Partners PLC (United Kingdom)	41,420	3,253,541
Colgate-Palmolive Co.	110,108	9,546,364
Conagra Brands, Inc.	191,154	4,948,977
Constellation Brands, Inc., Class A	21,013	3,799,150
Costco Wholesale Corp.	46,625	45,686,905
Darling Ingredients, Inc.(b)(c)	49,355	1,848,838
Dollar General Corp.	55,034	3,910,716
Dollar Tree, Inc.(c)	45,941	3,369,772
Estee Lauder Cos., Inc. (The), Class A	27,737	2,314,098
Flowers Foods, Inc.	58,061	1,135,093
General Mills, Inc.	152,987	9,200,638
Herbalife Ltd.(b)(c)	170,248	929,554
Hershey Co. (The)	18,828	2,810,079
Hormel Foods Corp.	84,964	2,547,221
Ingredion, Inc.	19,621	2,677,089
J.M. Smucker Co. (The)	31,981	3,418,449
Kellanova	76,969	6,290,676
Keurig Dr Pepper, Inc.	211,838	6,800,000
Kimberly-Clark Corp.	77,316	10,048,761
Kraft Heinz Co. (The)	333,161	9,941,524
Kroger Co. (The)(b)	404,668	24,943,736
Lamb Weston Holdings, Inc.	15,497	928,890
McCormick & Co., Inc.	43,369	3,349,388
Molson Coors Beverage Co., Class B	62,271	3,409,337
Mondelez International, Inc., Class A	214,976	12,466,458
Monster Beverage Corp.(c)	43,557	2,121,662
Nomad Foods Ltd. (United Kingdom)(b)	59,325	1,059,545
Nu Skin Enterprises, Inc., Class A	60,857	398,613
PepsiCo, Inc.	223,162	33,628,282
Performance Food Group Co.(c)	68,481	6,184,519
Philip Morris International, Inc.	395,237	51,459,857
Post Holdings, Inc.(b)(c)	14,607	1,550,679
Procter & Gamble Co. (The)	324,030	53,785,740
Spectrum Brands Holdings, Inc.	10,256	867,247
Sprouts Farmers Market, Inc.(c)	26,769	4,238,604
Sysco Corp.	137,814	10,049,397
Target Corp.	144,570	19,937,649
TreeHouse Foods, Inc.(c)	26,776	924,308
Tyson Foods, Inc., Class A	183,852	10,385,800
United Natural Foods, Inc.(c)	66,092	1,965,576
Universal Corp.	15,750	836,640
US Foods Holding Corp.(c)	99,790	7,078,105
Walgreens Boots Alliance, Inc.	979,600	10,070,288
Walmart, Inc.	1,049,157	102,985,251
		618,540,892
Energy-6.86%
Antero Midstream Corp.	68,520	1,099,061
Antero Resources Corp.(c)	109,607	4,090,533
APA Corp.	131,863	2,891,755
Baker Hughes Co., Class A	207,666	9,590,016
California Resources Corp.	14,566	716,647
Cheniere Energy, Inc.	24,508	5,481,214
Chevron Corp.	547,867	81,736,278
Chord Energy Corp.	8,846	994,733
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Civitas Resources, Inc.	19,810	$1,005,556
CNX Resources Corp.(b)(c)	58,323	1,596,884
ConocoPhillips	332,523	32,863,248
Coterra Energy, Inc.	216,943	6,013,660
Delek US Holdings, Inc.(b)	63,472	1,133,610
Devon Energy Corp.	197,076	6,720,292
Diamondback Energy, Inc.	32,547	5,349,425
DT Midstream, Inc.	26,441	2,672,656
EOG Resources, Inc.	153,861	19,354,175
EQT Corp.	123,315	6,303,863
Expand Energy Corp.	90,498	9,194,597
Exxon Mobil Corp.	1,420,981	151,803,375
Halliburton Co.	167,255	4,351,975
Helmerich & Payne, Inc.	34,799	1,099,300
Hess Corp.	29,554	4,108,893
HF Sinclair Corp.	64,997	2,345,092
Kinder Morgan, Inc.	868,784	23,874,184
Marathon Petroleum Corp.	151,207	22,032,372
Matador Resources Co.	17,661	1,024,338
Murphy Oil Corp.	50,838	1,353,816
NOV, Inc.(b)	96,380	1,392,691
Occidental Petroleum Corp.	193,524	9,027,894
ONEOK, Inc.	126,969	12,337,578
Ovintiv, Inc.	73,344	3,096,584
Par Pacific Holdings, Inc.(c)	21,325	356,554
PBF Energy, Inc., Class A	89,641	2,622,896
Peabody Energy Corp.	52,778	957,921
Phillips 66	169,151	19,937,828
Range Resources Corp.	30,612	1,133,868
Schlumberger N.V.	236,205	9,514,337
SM Energy Co.(b)	33,900	1,286,844
Targa Resources Corp.	41,135	8,095,368
TechnipFMC PLC (United Kingdom)	65,537	1,969,387
Transocean Ltd.(b)(c)	462,982	1,814,889
Valero Energy Corp.	182,158	24,227,014
Williams Cos., Inc. (The)	324,051	17,962,147
World Kinect Corp.	49,674	1,404,284
		527,939,632
Financials-23.05%
Affiliated Managers Group, Inc.	9,386	1,764,005
Aflac, Inc.	141,541	15,198,673
AGNC Investment Corp.	197,503	1,969,105
Allstate Corp. (The)	78,582	15,113,676
Ally Financial, Inc.	167,323	6,520,577
American Express Co.	77,984	24,756,021
American Financial Group, Inc.	29,867	4,078,638
American International Group, Inc.	309,239	22,778,545
Ameriprise Financial, Inc.	13,615	7,397,846
Ameris Bancorp	19,351	1,270,393
Annaly Capital Management, Inc.(b)	195,125	3,982,501
Aon PLC, Class A	14,350	5,321,267
Apollo Commercial Real Estate Finance, Inc.(b)	86,067	762,554
Apollo Global Management, Inc.(b)	21,505	3,676,925
Arbor Realty Trust, Inc.(b)	67,666	906,048
Arch Capital Group Ltd.	55,370	5,153,286
Ares Management Corp., Class A	6,888	1,365,339
Arthur J. Gallagher & Co.	17,836	5,383,262
Artisan Partners Asset Management, Inc., Class A(b)	19,330	863,858
Associated Banc-Corp	65,337	1,642,572
Assurant, Inc.	14,850	3,195,572
	Shares	Value
Financials-(continued)
Assured Guaranty Ltd.	15,416	$1,458,354
Atlantic Union Bankshares Corp., Class B(b)	24,929	941,568
AXIS Capital Holdings Ltd.	27,170	2,473,013
Bank of America Corp.	2,287,197	105,897,221
Bank of New York Mellon Corp. (The)	268,114	23,039,036
Bank OZK(b)	34,650	1,759,874
BankUnited, Inc.	39,083	1,606,702
Berkshire Hathaway, Inc., Class B(c)	382,774	179,394,691
BlackRock, Inc.	24,034	25,848,567
Blackstone Mortgage Trust, Inc., Class A(b)	90,747	1,633,446
Blackstone, Inc., Class A	56,448	9,997,505
Block, Inc., Class A(b)(c)	65,311	5,931,545
BOK Financial Corp.(b)	8,976	991,130
Bread Financial Holdings, Inc.	57,709	3,654,711
Brighthouse Financial, Inc.(b)(c)	38,537	2,378,118
Brown & Brown, Inc.	18,369	1,922,500
Cadence Bank(b)	48,636	1,711,987
Capital One Financial Corp.	172,850	35,211,273
Carlyle Group, Inc. (The)	44,037	2,473,118
Cathay General Bancorp	23,084	1,096,259
Cboe Global Markets, Inc.	7,759	1,585,396
Charles Schwab Corp. (The)	174,565	14,440,017
Chimera Investment Corp.	71,206	1,060,257
Chubb Ltd.	79,822	21,702,005
Cincinnati Financial Corp.	40,134	5,500,365
Citigroup, Inc.	1,282,671	104,447,900
Citizens Financial Group, Inc.	255,765	12,166,741
CME Group, Inc., Class A	49,120	11,617,862
CNO Financial Group, Inc.	54,389	2,172,297
Coinbase Global, Inc., Class A(b)(c)	6,877	2,003,476
Columbia Banking System, Inc.(b)	47,825	1,334,318
Comerica, Inc.	63,731	4,290,371
Commerce Bancshares, Inc.(b)	23,999	1,603,133
Corebridge Financial, Inc.(b)	146,987	4,962,281
Corpay, Inc.(c)	7,269	2,765,782
Credicorp Ltd. (Peru)	19,961	3,654,859
Cullen/Frost Bankers, Inc.(b)	13,713	1,911,592
Discover Financial Services	86,601	17,414,595
East West Bancorp, Inc.	31,836	3,278,153
Enstar Group Ltd.(b)(c)	3,416	1,116,998
Equitable Holdings, Inc.	88,988	4,842,727
Essent Group Ltd.	22,097	1,287,150
Euronet Worldwide, Inc.(c)	8,617	848,775
Evercore, Inc., Class A	6,221	1,811,991
Everest Group Ltd.	9,414	3,271,459
F.N.B. Corp.	134,834	2,115,545
FactSet Research Systems, Inc.	2,364	1,121,505
Fidelity National Financial, Inc.	83,908	4,880,928
Fidelity National Information Services, Inc.	130,220	10,609,023
Fifth Third Bancorp	229,498	10,169,056
First American Financial Corp.(b)	45,561	2,880,366
First Citizens BancShares, Inc., Class A(b)	1,136	2,504,528
First Financial Bancorp	37,998	1,064,704
First Hawaiian, Inc.(b)	51,540	1,423,535
First Horizon Corp.	206,828	4,527,465
First Interstate BancSystem, Inc., Class A	31,218	1,028,633
Fiserv, Inc.(c)	78,731	17,009,045
Flagstar Financial, Inc.(b)	193,145	2,284,905
Franklin Resources, Inc.	126,218	2,807,088
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Fulton Financial Corp.	58,816	$1,196,317
Genworth Financial, Inc., Class A(c)	259,323	1,874,905
Glacier Bancorp, Inc.(b)	29,665	1,473,461
Global Payments, Inc.	43,329	4,889,678
Globe Life, Inc.	17,960	2,192,736
Goldman Sachs Group, Inc. (The)	100,879	64,602,912
Hancock Whitney Corp.	28,727	1,716,151
Hanover Insurance Group, Inc. (The)	10,826	1,657,352
Hartford Financial Services Group, Inc. (The)	92,326	10,298,965
Home BancShares, Inc.	45,520	1,374,249
Huntington Bancshares, Inc.	516,974	8,891,953
Independent Bank Corp.	15,490	1,040,308
Intercontinental Exchange, Inc.	58,678	9,378,505
Invesco Ltd.(e)	242,643	4,666,025
Jack Henry & Associates, Inc.	6,840	1,190,776
Jackson Financial, Inc., Class A	71,490	6,737,218
Janus Henderson Group PLC	54,911	2,467,151
Jefferies Financial Group, Inc.	73,104	5,620,967
JPMorgan Chase & Co.	696,308	186,123,128
Kemper Corp.	22,258	1,495,292
KeyCorp	454,921	8,179,480
KKR & Co., Inc., Class A	64,685	10,806,923
Lazard, Inc.(b)	40,747	2,215,414
Lincoln National Corp.(b)	144,513	5,081,077
Loews Corp.	56,815	4,854,842
LPL Financial Holdings, Inc.	7,500	2,751,675
M&T Bank Corp.	56,970	11,464,643
Markel Group, Inc.(c)	3,586	6,558,005
Marsh & McLennan Cos., Inc.	45,592	9,887,993
Mastercard, Inc., Class A	25,460	14,141,248
MetLife, Inc.	263,358	22,783,101
MFA Financial, Inc.(b)	78,349	822,665
MGIC Investment Corp.	66,686	1,703,160
Moelis & Co., Class A	15,307	1,198,385
Moody’s Corp.	9,017	4,503,450
Morgan Stanley	334,720	46,335,290
Mr. Cooper Group, Inc.(c)	23,194	2,407,769
MSCI, Inc.	2,723	1,625,005
Nasdaq, Inc.	34,063	2,804,747
Navient Corp.(b)	85,836	1,173,378
Northern Trust Corp.	69,604	7,815,833
Old National Bancorp(b)	85,152	2,030,875
Old Republic International Corp.	118,324	4,328,292
OneMain Holdings, Inc.	75,071	4,169,443
Pacific Premier Bancorp, Inc.	36,091	934,757
PayPal Holdings, Inc.(c)	180,518	15,990,284
PennyMac Financial Services, Inc.	8,874	929,019
PennyMac Mortgage Investment Trust(b)	63,891	868,918
Pinnacle Financial Partners, Inc.	17,693	2,207,556
PNC Financial Services Group, Inc. (The)	134,294	26,986,379
Popular, Inc.	23,088	2,376,679
Primerica, Inc.	5,020	1,456,653
Principal Financial Group, Inc.	91,014	7,504,104
Progressive Corp. (The)	73,212	18,042,365
Prosperity Bancshares, Inc.(b)	27,950	2,236,000
Prudential Financial, Inc.	141,202	17,051,554
Radian Group, Inc.(b)	49,213	1,674,226
Raymond James Financial, Inc.	31,645	5,331,550
Regions Financial Corp.	358,791	8,840,610
Reinsurance Group of America, Inc.	20,258	4,615,988
RenaissanceRe Holdings Ltd. (Bermuda)	6,246	1,452,695
	Shares	Value
Financials-(continued)
Rithm Capital Corp.	291,014	$3,349,571
RLI Corp.	12,020	881,667
Robinhood Markets, Inc., Class A(c)	81,710	4,244,835
S&P Global, Inc.	25,652	13,375,209
SEI Investments Co.	13,475	1,166,666
Selective Insurance Group, Inc.	10,511	884,290
Simmons First National Corp., Class A(b)	50,825	1,154,744
SLM Corp.(b)	67,490	1,883,646
SoFi Technologies, Inc.(b)(c)	131,682	2,077,942
SouthState Corp.	17,458	1,843,390
Starwood Property Trust, Inc.(b)	149,159	2,886,227
State Street Corp.	127,034	12,909,195
Stifel Financial Corp.	23,096	2,675,672
StoneCo Ltd., Class A (Brazil)(b)(c)	53,691	492,346
Synchrony Financial	265,275	18,298,670
Synovus Financial Corp.	52,575	2,966,282
T. Rowe Price Group, Inc.	59,759	6,987,022
Texas Capital Bancshares, Inc.(c)	18,574	1,466,417
Travelers Cos., Inc. (The)	70,872	17,376,397
Truist Financial Corp.	589,563	28,074,990
U.S. Bancorp	571,563	27,309,280
UMB Financial Corp.(b)	11,583	1,365,636
United Bankshares, Inc.	42,509	1,636,597
United Community Banks, Inc.	30,884	1,024,422
Unum Group	88,629	6,757,961
Valley National Bancorp	201,817	2,074,679
Visa, Inc., Class A	62,489	21,358,740
Voya Financial, Inc.(b)	30,942	2,196,573
W.R. Berkley Corp.	48,706	2,865,374
Webster Financial Corp.	46,379	2,793,871
Wells Fargo & Co.	1,353,843	106,682,828
Western Alliance Bancorporation	27,646	2,429,254
Western Union Co. (The)	199,304	2,056,817
WEX, Inc.(c)	4,901	901,245
Willis Towers Watson PLC	17,214	5,673,132
Wintrust Financial Corp.	15,316	2,003,486
XP, Inc., Class A (Brazil)(b)	33,675	459,664
Zions Bancorporation N.A.	59,972	3,469,980
		1,773,122,903
Health Care-11.19%
Abbott Laboratories	210,690	26,953,572
AbbVie, Inc.	255,954	47,069,941
Acadia Healthcare Co., Inc.(b)(c)	15,863	715,580
Agilent Technologies, Inc.	22,012	3,335,258
Align Technology, Inc.(c)	5,407	1,184,728
Amgen, Inc.	82,060	23,421,565
AMN Healthcare Services, Inc.(b)(c)	16,325	449,264
Avantor, Inc.(c)	119,930	2,672,040
Baxter International, Inc.	119,377	3,886,915
Becton, Dickinson and Co.	42,731	10,580,196
Biogen, Inc.(c)	41,527	5,976,981
BioMarin Pharmaceutical, Inc.(c)	13,316	843,702
Bio-Rad Laboratories, Inc., Class A(c)	5,282	1,906,168
Boston Scientific Corp.(c)	103,409	10,584,945
Bristol-Myers Squibb Co.	544,361	32,090,081
Cardinal Health, Inc.	183,297	22,666,507
Cencora, Inc.	80,500	20,463,905
Centene Corp.(c)	281,096	17,998,577
Charles River Laboratories International, Inc.(c)	6,438	1,060,725
Cigna Group (The)	86,889	25,563,613
Cooper Cos., Inc. (The)(c)	19,061	1,840,340
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
CVS Health Corp.	735,561	$41,544,485
Danaher Corp.	49,962	11,128,536
DaVita, Inc.(c)	18,494	3,258,643
DENTSPLY SIRONA, Inc.	40,475	799,786
DexCom, Inc.(c)	7,691	667,809
Edwards Lifesciences Corp.(c)	33,623	2,435,986
Elanco Animal Health, Inc.(c)	138,629	1,667,707
Elevance Health, Inc.	53,230	21,063,111
Eli Lilly and Co.	20,562	16,677,427
Encompass Health Corp.	17,777	1,764,723
Enovis Corp.(b)(c)	17,661	829,714
Envista Holdings Corp.(b)(c)	65,694	1,348,041
Exelixis, Inc.(c)	41,965	1,391,140
GE HealthCare Technologies, Inc.	70,230	6,201,309
Gilead Sciences, Inc.	310,051	30,136,957
GRAIL, Inc.(b)(c)	2,049	62,044
HCA Healthcare, Inc.	34,276	11,307,995
Henry Schein, Inc.(c)	37,821	3,025,680
Hologic, Inc.(c)	36,235	2,613,993
Humana, Inc.	38,406	11,261,791
ICON PLC(c)	9,715	1,934,062
IDEXX Laboratories, Inc.(c)	2,128	898,122
Illumina, Inc.(c)	12,591	1,671,329
Incyte Corp.(c)	21,276	1,577,828
Intuitive Surgical, Inc.(c)	11,234	6,424,500
IQVIA Holdings, Inc.(c)	19,964	4,019,951
Jazz Pharmaceuticals PLC(b)(c)	12,005	1,493,062
Johnson & Johnson	460,932	70,130,804
Labcorp Holdings, Inc.	18,661	4,661,518
McKesson Corp.	56,310	33,490,372
Medtronic PLC	307,545	27,931,237
Merck & Co., Inc.	316,743	31,300,543
Mettler-Toledo International, Inc.(c)	1,066	1,454,493
Moderna, Inc.(c)	79,303	3,126,124
Molina Healthcare, Inc.(c)	12,209	3,789,796
Option Care Health, Inc.(c)	23,064	713,139
Organon & Co.(b)	161,162	2,507,681
Owens & Minor, Inc.(c)	59,910	853,118
Patterson Cos., Inc.(b)	37,940	1,174,243
Perrigo Co. PLC(b)	61,827	1,540,111
Pfizer, Inc.	2,261,814	59,983,307
Premier, Inc., Class A(b)	39,327	891,150
Quest Diagnostics, Inc.	32,823	5,353,431
QuidelOrtho Corp.(b)(c)	33,510	1,456,345
Regeneron Pharmaceuticals, Inc.(c)	9,919	6,675,289
ResMed, Inc.	11,462	2,707,095
Revvity, Inc.	20,878	2,633,342
Royalty Pharma PLC, Class A	48,944	1,545,651
Select Medical Holdings Corp.	39,017	767,464
Solventum Corp.(c)	60,017	4,444,859
STERIS PLC	9,642	2,127,507
Stryker Corp.	24,330	9,520,086
Teleflex, Inc.	5,904	1,064,137
Tenet Healthcare Corp.(c)	57,193	8,057,922
Thermo Fisher Scientific, Inc.	31,181	18,638,443
United Therapeutics Corp.(c)	7,388	2,594,444
UnitedHealth Group, Inc.	136,612	74,110,644
Universal Health Services, Inc., Class B	18,323	3,454,985
Veeva Systems, Inc., Class A(c)	4,966	1,158,369
Vertex Pharmaceuticals, Inc.(c)	13,469	6,218,368
Viatris, Inc.	559,202	6,307,799
Waters Corp.(c)	3,679	1,528,551
	Shares	Value
Health Care-(continued)
West Pharmaceutical Services, Inc.	3,256	$1,112,087
Zimmer Biomet Holdings, Inc.	32,446	3,552,188
Zoetis, Inc.	24,215	4,138,343
		861,185,319
Industrials-9.66%
3M Co.	241,030	36,684,766
A.O. Smith Corp.	15,236	1,025,383
ABM Industries, Inc.	32,013	1,708,214
Acuity Brands, Inc.	4,418	1,468,499
AECOM	33,758	3,559,444
AerCap Holdings N.V. (Ireland)	71,294	6,815,706
AGCO Corp.(b)	22,022	2,299,757
Air Lease Corp., Class A	44,109	2,037,836
Alight, Inc., Class A(b)	131,474	900,597
Allegion PLC	8,929	1,185,146
Allison Transmission Holdings, Inc.	17,577	2,066,001
Amentum Holdings, Inc.(b)(c)	20,964	439,615
American Airlines Group, Inc.(b)(c)	89,087	1,507,352
AMETEK, Inc.	17,718	3,270,034
API Group Corp.(b)(c)	31,433	1,199,169
Applied Industrial Technologies, Inc.	4,478	1,164,414
ArcBest Corp.	5,443	520,405
Atkore, Inc.(b)	7,583	617,560
Automatic Data Processing, Inc.	35,940	10,890,179
Avis Budget Group, Inc.(b)(c)	19,507	1,749,778
Beacon Roofing Supply, Inc.(c)	21,337	2,525,021
BlueLinx Holdings, Inc.(b)(c)	6,487	699,169
Boeing Co. (The)(c)	62,705	11,068,687
Boise Cascade Co.	12,288	1,550,254
Booz Allen Hamilton Holding Corp.	14,038	1,810,902
Brink’s Co. (The)	11,085	1,034,563
Broadridge Financial Solutions, Inc.	10,984	2,616,608
Builders FirstSource, Inc.(c)	23,249	3,889,093
BWX Technologies, Inc.	8,971	1,013,095
C.H. Robinson Worldwide, Inc.	52,671	5,240,238
CACI International, Inc., Class A(c)	4,918	1,899,627
Carlisle Cos., Inc.	5,486	2,136,578
Carrier Global Corp.	114,970	7,516,739
Caterpillar, Inc.	66,710	24,778,762
Chart Industries, Inc.(b)(c)	6,261	1,324,765
Cintas Corp.	20,953	4,202,543
Clarivate PLC(b)(c)	96,805	524,683
Clean Harbors, Inc.(c)	7,211	1,680,163
CNH Industrial N.V.	386,636	4,979,872
Concentrix Corp.	10,543	551,188
Copart, Inc.(c)	38,637	2,238,241
Core & Main, Inc., Class A(c)	24,214	1,366,638
CoreCivic, Inc.(c)	62,962	1,288,203
Crane Co.	8,663	1,475,482
CSX Corp.	292,468	9,613,423
Cummins, Inc.	32,091	11,432,419
Curtiss-Wright Corp.	4,007	1,390,189
Deere & Co.	42,050	20,039,348
Delta Air Lines, Inc.	52,856	3,555,623
Donaldson Co., Inc.	16,235	1,155,770
Dover Corp.	19,694	4,011,274
Dycom Industries, Inc.(c)	7,354	1,391,083
Eaton Corp. PLC	38,972	12,722,020
EMCOR Group, Inc.	6,701	3,002,450
Emerson Electric Co.	87,562	11,378,682
EnerSys	10,121	982,445
Equifax, Inc.	8,689	2,387,563
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
ESAB Corp.	8,934	$1,106,387
Everus Construction Group, Inc.(b)(c)	17,954	1,235,415
Expeditors International of Washington, Inc.	25,712	2,920,369
Fastenal Co.	55,882	4,092,798
FedEx Corp.	80,266	21,260,055
Flowserve Corp.	28,286	1,771,269
Fluor Corp.(c)	40,900	1,971,789
Fortive Corp.	32,977	2,682,019
Fortune Brands Innovations, Inc.	22,317	1,599,459
FTI Consulting, Inc.(c)	4,979	972,648
GATX Corp.(b)	8,172	1,352,221
GE Vernova, Inc.	24,354	9,081,120
Generac Holdings, Inc.(c)	11,296	1,686,832
General Dynamics Corp.	47,141	12,114,294
General Electric Co.	97,089	19,764,408
Genpact Ltd.	34,476	1,678,636
GEO Group, Inc. (The)(c)	89,534	2,821,216
GMS, Inc.(b)(c)	12,859	1,084,528
Grab Holdings Ltd., Class A (Singapore)(c)	293,215	1,342,925
Graco, Inc.	13,296	1,119,124
GXO Logistics, Inc.(b)(c)	34,941	1,588,068
HEICO Corp.(b)	1,813	433,198
HEICO Corp., Class A	3,156	600,681
Herc Holdings, Inc.(b)	6,349	1,294,942
Hertz Global Holdings, Inc.(b)(c)	219,047	904,664
Honeywell International, Inc.	97,805	21,880,935
Howmet Aerospace, Inc.	30,086	3,808,286
Hub Group, Inc., Class A	26,248	1,170,923
Hubbell, Inc.	5,298	2,241,107
Huntington Ingalls Industries, Inc.	9,475	1,869,038
IDEX Corp.	7,272	1,631,182
Illinois Tool Works, Inc.	35,107	9,098,330
Ingersoll Rand, Inc.	25,314	2,374,453
Insperity, Inc.	8,716	653,787
ITT, Inc.	9,367	1,414,604
J.B. Hunt Transport Services, Inc.	11,316	1,937,526
Jacobs Solutions, Inc.	20,964	2,937,685
JELD-WEN Holding, Inc.(b)(c)	46,988	419,133
Johnson Controls International PLC	164,247	12,811,266
KBR, Inc.	23,931	1,302,325
Kennametal, Inc.(b)	32,982	789,919
Kirby Corp.(b)(c)	12,992	1,418,077
Knight-Swift Transportation Holdings, Inc.	43,802	2,500,656
L3Harris Technologies, Inc.	36,076	7,648,473
Landstar System, Inc.	6,751	1,111,620
Leidos Holdings, Inc.	27,711	3,935,793
Lennox International, Inc.	2,468	1,462,093
Lincoln Electric Holdings, Inc.	4,581	910,611
Lockheed Martin Corp.	48,558	22,479,926
ManpowerGroup, Inc.	31,426	1,892,474
Masco Corp.	30,973	2,455,539
MasTec, Inc.(b)(c)	24,751	3,591,123
MasterBrand, Inc.(b)(c)	52,759	913,786
Maximus, Inc.	12,704	956,484
Middleby Corp. (The)(b)(c)	10,363	1,773,524
MillerKnoll, Inc.	27,681	621,162
MSC Industrial Direct Co., Inc., Class A	13,547	1,089,314
Mueller Industries, Inc.	18,909	1,489,084
Nordson Corp.	4,806	1,058,377
Norfolk Southern Corp.	38,034	9,710,080
Northrop Grumman Corp.	25,971	12,654,889
	Shares	Value
Industrials-(continued)
nVent Electric PLC	19,725	$1,283,900
Old Dominion Freight Line, Inc.	9,345	1,734,525
Oshkosh Corp.	18,271	2,126,744
Otis Worldwide Corp.	44,118	4,209,740
Owens Corning	19,775	3,649,476
PACCAR, Inc.	94,426	10,469,955
Parker-Hannifin Corp.	11,550	8,166,427
Paychex, Inc.	37,929	5,600,975
Pentair PLC	20,925	2,169,504
Quanta Services, Inc.	13,744	4,227,792
Regal Rexnord Corp.	12,671	2,011,268
Republic Services, Inc.	22,948	4,976,733
Resideo Technologies, Inc.(c)	54,841	1,235,019
Robert Half, Inc.(b)	22,268	1,442,744
Rockwell Automation, Inc.	12,979	3,613,743
RTX Corp.	302,315	38,983,519
Rush Enterprises, Inc., Class A	20,636	1,253,637
RXO, Inc.(b)(c)	39,666	1,017,433
Ryder System, Inc.	30,258	4,823,428
Saia, Inc.(b)(c)	1,700	816,187
Science Applications International Corp.	11,407	1,235,150
Sensata Technologies Holding PLC	41,237	1,119,997
SiteOne Landscape Supply, Inc.(b)(c)	5,397	767,993
Snap-on, Inc.	9,580	3,402,337
Southwest Airlines Co.	43,230	1,327,593
SS&C Technologies Holdings, Inc.	37,300	3,019,435
Stanley Black & Decker, Inc.	60,889	5,362,494
Sunrun, Inc.(b)(c)	86,645	784,137
Terex Corp.	16,698	803,007
Textron, Inc.	38,508	2,946,247
Timken Co. (The)(b)	15,379	1,234,472
Toro Co. (The)	13,343	1,111,072
Trane Technologies PLC	19,096	6,927,074
TransDigm Group, Inc.	4,059	5,493,207
TransUnion	22,552	2,238,286
Trinity Industries, Inc.	38,247	1,446,884
Uber Technologies, Inc.(c)	48,223	3,223,708
UFP Industries, Inc.	12,584	1,455,340
U-Haul Holding Co.(b)(c)	1,752	127,668
U-Haul Holding Co., Series N	21,586	1,397,478
Union Pacific Corp.	81,007	20,072,725
United Airlines Holdings, Inc.(c)	52,040	5,507,914
United Parcel Service, Inc., Class B	185,772	21,220,736
United Rentals, Inc.	9,818	7,442,633
Valmont Industries, Inc.	3,999	1,326,708
Veralto Corp.	16,977	1,755,252
Verisk Analytics, Inc.	7,142	2,052,896
Vertiv Holdings Co., Class A	12,528	1,466,027
Vestis Corp.	49,621	693,702
W.W. Grainger, Inc.	3,636	3,863,868
Wabtec Corp.	24,070	5,004,634
Waste Management, Inc.	43,415	9,562,588
Watsco, Inc.(b)	4,511	2,158,919
Werner Enterprises, Inc.(b)	26,544	958,238
WESCO International, Inc.	20,968	3,879,080
WillScot Holdings Corp.(b)(c)	17,724	656,851
Woodward, Inc.	6,486	1,201,532
XPO, Inc.(c)	11,253	1,504,189
Xylem, Inc.	17,289	2,144,528
ZIM Integrated Shipping Services Ltd. (Israel)(b)	392,658	6,989,312
		742,774,567
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-12.10%
Accenture PLC, Class A (Ireland)	52,884	$20,357,696
Adobe, Inc.(c)	16,587	7,255,983
Advanced Micro Devices, Inc.(c)	82,728	9,592,312
Akamai Technologies, Inc.(c)	19,993	1,997,301
Amdocs Ltd.(b)	22,060	1,945,471
Amkor Technology, Inc.	27,257	670,795
Amphenol Corp., Class A	85,682	6,064,572
Analog Devices, Inc.	59,684	12,646,443
ANSYS, Inc.(c)	5,046	1,768,623
Apple, Inc.	770,761	181,899,596
Applied Materials, Inc.	50,518	9,110,921
Arista Networks, Inc.(c)	26,226	3,022,022
Arrow Electronics, Inc.(b)(c)	53,371	6,220,390
ASGN, Inc.(c)	12,731	1,123,002
Aspen Technology, Inc.(b)(c)	6,077	1,601,593
Autodesk, Inc.(c)	5,033	1,566,974
Avnet, Inc.	50,727	2,620,557
Broadcom, Inc.	224,918	49,767,606
Cadence Design Systems, Inc.(c)	5,433	1,616,969
CDW Corp.	16,640	3,313,690
Check Point Software Technologies Ltd. (Israel)(c)	7,666	1,671,341
Ciena Corp.(b)(c)	25,301	2,204,729
Cisco Systems, Inc.	839,683	50,884,790
Cognex Corp.(b)	20,938	835,426
Cognizant Technology Solutions Corp., Class A	94,715	7,824,406
Coherent Corp.(c)	25,441	2,302,156
Corning, Inc.	202,747	10,559,064
Diodes, Inc.(b)(c)	11,537	680,452
DXC Technology Co.(c)	161,133	3,499,809
Entegris, Inc.	8,561	869,284
EPAM Systems, Inc.(c)	4,318	1,096,599
F5, Inc.(c)	6,956	2,067,741
First Solar, Inc.(c)	11,511	1,928,323
Flex Ltd.(b)(c)	153,922	6,410,851
Fortinet, Inc.(c)	11,546	1,164,760
Gartner, Inc.(c)	3,027	1,643,146
Gen Digital, Inc.	159,636	4,295,805
GoDaddy, Inc., Class A(c)	8,243	1,752,874
Hewlett Packard Enterprise Co.	677,693	14,360,315
HP, Inc.	396,213	12,876,923
Insight Enterprises, Inc.(b)(c)	8,150	1,407,913
Intel Corp.	1,371,665	26,651,451
International Business Machines Corp.	192,571	49,240,405
Intuit, Inc.	10,016	6,024,724
Jabil, Inc.	32,056	5,206,215
Juniper Networks, Inc.	64,501	2,248,505
Keysight Technologies, Inc.(c)	14,724	2,626,025
KLA Corp.	6,108	4,509,170
Kyndryl Holdings, Inc.(c)	149,040	5,657,558
Lam Research Corp.	74,346	6,025,743
Littelfuse, Inc.	3,515	837,835
Lumentum Holdings, Inc.(b)(c)	18,217	1,549,538
Marvell Technology, Inc.	55,374	6,249,510
Microchip Technology, Inc.	56,281	3,056,058
Micron Technology, Inc.	238,997	21,806,086
Microsoft Corp.	333,667	138,491,825
MKS Instruments, Inc.	11,727	1,328,435
Motorola Solutions, Inc.	10,763	5,050,538
NCR Voyix Corp.(b)(c)	74,594	916,760
NetApp, Inc.	35,686	4,357,261
	Shares	Value
Information Technology-(continued)
NVIDIA Corp.	136,283	$16,363,500
NXP Semiconductors N.V. (China)	26,493	5,525,115
Okta, Inc.(c)	12,266	1,155,703
ON Semiconductor Corp.(c)	43,992	2,302,541
Oracle Corp.	131,649	22,388,229
Plexus Corp.(c)	8,849	1,253,992
PTC, Inc.(c)	5,000	967,400
Qorvo, Inc.(b)(c)	19,216	1,594,544
QUALCOMM, Inc.	144,288	24,951,724
Roper Technologies, Inc.	8,659	4,984,553
Salesforce, Inc.	56,593	19,337,828
Sanmina Corp.(c)	28,842	2,414,941
Seagate Technology Holdings PLC	53,547	5,159,789
ServiceNow, Inc.(c)	2,663	2,711,946
Skyworks Solutions, Inc.	31,747	2,817,864
Snowflake, Inc., Class A(c)	4,742	860,720
SolarEdge Technologies, Inc.(b)(c)	9,809	128,498
Super Micro Computer, Inc.(b)(c)	9,921	282,947
Synopsys, Inc.(c)	4,308	2,263,768
TD SYNNEX Corp.	25,932	3,695,569
TE Connectivity PLC (Switzerland)	48,518	7,179,208
Teledyne Technologies, Inc.(c)	6,330	3,236,719
Teradyne, Inc.	14,666	1,698,176
Texas Instruments, Inc.	126,784	23,405,594
Trimble, Inc.(c)	29,555	2,215,443
TTM Technologies, Inc.(c)	50,228	1,235,107
Twilio, Inc., Class A(c)	36,487	5,348,264
Tyler Technologies, Inc.(c)	2,023	1,217,118
Viasat, Inc.(b)(c)	62,430	600,577
Vishay Intertechnology, Inc.(b)	49,969	845,975
Vontier Corp.	24,879	959,085
Western Digital Corp.(c)	124,610	8,115,849
Workday, Inc., Class A(c)	4,240	1,111,134
Xerox Holdings Corp.(b)	118,745	1,014,082
Zebra Technologies Corp., Class A(c)	7,045	2,761,217
Zoom Communications, Inc., Class A(c)	25,356	2,204,451
		930,642,035
Materials-3.11%
Air Products and Chemicals, Inc.	39,083	13,102,967
Albemarle Corp.(b)	23,924	2,014,162
Alcoa Corp.	139,789	4,937,347
Alpha Metallurgical Resources, Inc.(b)(c)	2,391	437,959
AptarGroup, Inc.	9,408	1,478,467
Ashland, Inc.(b)	11,165	708,866
ATI, Inc.(c)	17,559	1,002,443
Avery Dennison Corp.	11,864	2,203,501
Avient Corp.	28,224	1,210,810
Axalta Coating Systems Ltd.(c)	49,671	1,785,176
Ball Corp.	57,294	3,191,276
Berry Global Group, Inc.	49,028	3,329,982
Cabot Corp.(b)	12,149	1,050,524
Celanese Corp.	21,515	1,528,426
CF Industries Holdings, Inc.	52,548	4,845,451
Chemours Co. (The)(b)	68,150	1,294,168
Cleveland-Cliffs, Inc.(b)(c)	174,418	1,786,040
Commercial Metals Co.	33,174	1,608,607
Constellium SE(c)	71,187	706,887
Corteva, Inc.	126,374	8,248,431
Crown Holdings, Inc.(b)	33,631	2,954,820
Dow, Inc.	314,610	12,285,520
DuPont de Nemours, Inc.	153,231	11,768,141
Eastman Chemical Co.	47,714	4,754,700
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Ecolab, Inc.	23,249	$5,816,667
Element Solutions, Inc.	36,065	930,838
FMC Corp.	44,932	2,506,307
Freeport-McMoRan, Inc.	246,355	8,831,827
Graphic Packaging Holding Co.(b)	83,412	2,287,991
Greif, Inc., Class A	14,447	884,445
H.B. Fuller Co.	12,030	759,454
Huntsman Corp.	92,143	1,550,767
International Flavors & Fragrances, Inc.	68,143	5,934,574
International Paper Co.(b)	207,640	11,551,013
Knife River Corp.(b)(c)	11,011	1,140,519
Linde PLC	47,429	21,159,025
Louisiana-Pacific Corp.	16,028	1,874,795
LyondellBasell Industries N.V., Class A	128,233	9,707,238
Martin Marietta Materials, Inc.	5,387	2,931,174
Mosaic Co. (The)	170,228	4,747,659
Newmont Corp.	297,673	12,716,591
Nucor Corp.	60,546	7,775,923
O-I Glass, Inc.(b)(c)	100,973	1,205,618
Olin Corp.(b)	46,000	1,347,340
Packaging Corp. of America	19,957	4,244,056
PPG Industries, Inc.	40,964	4,726,426
Reliance, Inc.(b)	12,230	3,540,585
Royal Gold, Inc.	7,883	1,102,201
RPM International, Inc.	19,078	2,415,275
Scotts Miracle-Gro Co. (The)	16,306	1,157,074
Sealed Air Corp.(b)	42,528	1,481,250
Sherwin-Williams Co. (The)	18,078	6,474,816
Silgan Holdings, Inc.(b)	24,760	1,362,295
Sonoco Products Co.	34,918	1,663,494
Southern Copper Corp. (Mexico)	13,731	1,258,034
Steel Dynamics, Inc.	40,485	5,190,177
Sylvamo Corp.	17,074	1,367,627
Tronox Holdings PLC, Class A(b)	59,514	611,209
United States Steel Corp.(b)	101,621	3,744,734
Vulcan Materials Co.	11,644	3,192,203
Warrior Met Coal, Inc.(b)	18,835	993,923
Westlake Corp.	8,123	928,215
		239,348,030
Real Estate-3.29%
Agree Realty Corp.	17,336	1,258,074
Alexandria Real Estate Equities, Inc.	44,530	4,334,995
American Homes 4 Rent, Class A	47,392	1,641,185
American Tower Corp.	58,944	10,901,693
Americold Realty Trust, Inc.	57,546	1,257,380
Anywhere Real Estate, Inc.(b)(c)	114,601	413,710
Apple Hospitality REIT, Inc.	76,537	1,181,731
AvalonBay Communities, Inc.	27,665	6,128,074
Brandywine Realty Trust(b)	203,875	1,119,274
Brixmor Property Group, Inc.	75,916	1,978,371
BXP, Inc.	60,341	4,413,341
Camden Property Trust	22,833	2,596,340
CBRE Group, Inc., Class A(c)	72,477	10,490,321
COPT Defense Properties(b)	38,199	1,124,579
CoStar Group, Inc.(c)	23,575	1,805,845
Cousins Properties, Inc.	61,772	1,885,899
Crown Castle, Inc.	88,149	7,869,943
CubeSmart	33,028	1,377,268
Cushman & Wakefield PLC(c)	125,306	1,727,970
DiamondRock Hospitality Co.	91,108	799,928
Digital Realty Trust, Inc.	55,866	9,154,203
Douglas Emmett, Inc.(b)	94,248	1,730,393
	Shares	Value
Real Estate-(continued)
EastGroup Properties, Inc.	4,299	$729,196
EPR Properties	25,336	1,167,990
Equinix, Inc.	8,069	7,372,323
Equity LifeStyle Properties, Inc.	21,357	1,397,816
Equity Residential	86,204	6,088,589
Essex Property Trust, Inc.	12,380	3,522,977
Extra Space Storage, Inc.	17,515	2,697,310
Federal Realty Investment Trust	16,814	1,826,505
First Industrial Realty Trust, Inc.	17,371	927,438
Gaming and Leisure Properties, Inc.	46,006	2,226,230
Healthcare Realty Trust, Inc.(b)	143,646	2,406,071
Healthpeak Properties, Inc.	246,829	5,099,487
Highwoods Properties, Inc.	54,661	1,628,351
Host Hotels & Resorts, Inc.	158,421	2,647,215
Hudson Pacific Properties, Inc.(b)	168,553	527,571
Independence Realty Trust, Inc.(b)	54,413	1,045,274
Invitation Homes, Inc.	103,954	3,238,167
Iron Mountain, Inc.	56,632	5,752,112
JBG SMITH Properties, (Acquired 03/20/2020 - 01/30/2025; Cost $1,374,497)(b)(f)	57,896	897,967
Jones Lang LaSalle, Inc.(c)	18,644	5,272,523
Kilroy Realty Corp.(b)	50,824	1,983,152
Kimco Realty Corp.	152,847	3,431,415
Kite Realty Group Trust	47,956	1,110,181
Lamar Advertising Co., Class A(b)	16,673	2,107,801
LXP Industrial Trust	90,574	753,576
Macerich Co. (The)(b)	93,719	1,947,481
Medical Properties Trust, Inc.(b)	798,796	3,746,353
Mid-America Apartment Communities, Inc.	23,898	3,646,357
NNN REIT, Inc.	37,616	1,481,694
Omega Healthcare Investors, Inc.	58,033	2,150,703
Opendoor Technologies, Inc.(b)(c)	319,769	441,281
OUTFRONT Media, Inc.(b)	64,979	1,195,614
Park Hotels & Resorts, Inc.(b)	130,046	1,754,321
Phillips Edison & Co., Inc.	24,725	898,259
PotlatchDeltic Corp.	27,996	1,252,261
Prologis, Inc.	102,063	12,171,013
Public Storage	16,890	5,041,327
Rayonier, Inc.(b)	32,223	842,309
Realty Income Corp.	130,510	7,131,066
Regency Centers Corp.	38,824	2,789,116
Rexford Industrial Realty, Inc.(b)	26,806	1,089,932
RLJ Lodging Trust	73,151	713,222
Sabra Health Care REIT, Inc.	92,847	1,551,473
SBA Communications Corp., Class A	7,027	1,388,254
Simon Property Group, Inc.	52,093	9,056,889
SL Green Realty Corp.	41,357	2,787,048
STAG Industrial, Inc.	29,407	1,005,131
Sun Communities, Inc.(b)	21,899	2,770,223
UDR, Inc.	63,641	2,656,375
Uniti Group, Inc.(b)	165,802	903,621
Ventas, Inc.	134,232	8,110,297
VICI Properties, Inc.	173,717	5,171,555
Vornado Realty Trust(b)	107,239	4,639,159
W.P. Carey, Inc.(b)	50,314	2,813,056
Welltower, Inc.	91,793	12,527,909
Weyerhaeuser Co.	220,496	6,751,588
Zillow Group, Inc., Class A(c)	5,647	447,242
Zillow Group, Inc., Class C(b)(c)	16,888	1,388,531
		253,308,414
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-4.81%
AES Corp. (The)	287,279	$3,160,069
ALLETE, Inc.	20,414	1,339,567
Alliant Energy Corp.	70,846	4,171,412
Ameren Corp.	79,357	7,475,429
American Electric Power Co., Inc.	166,898	16,416,087
American Water Works Co., Inc.	32,383	4,036,217
Atmos Energy Corp.	30,512	4,348,265
Avista Corp.	33,414	1,223,621
Black Hills Corp.	28,283	1,661,061
CenterPoint Energy, Inc.	189,321	6,166,185
CMS Energy Corp.	81,596	5,385,336
Consolidated Edison, Inc.	120,834	11,326,979
Constellation Energy Corp.	45,517	13,654,190
Dominion Energy, Inc.	358,740	19,942,357
DTE Energy Co.	62,927	7,543,689
Duke Energy Corp.	277,568	31,084,840
Edison International	128,245	6,925,230
Entergy Corp.	157,473	12,767,911
Essential Utilities, Inc.	53,451	1,896,441
Evergy, Inc.	92,223	5,917,950
Eversource Energy	131,818	7,603,262
Exelon Corp.	394,854	15,794,160
FirstEnergy Corp.	193,595	7,705,081
Hawaiian Electric Industries, Inc.(b)(c)	114,209	1,043,870
IDACORP, Inc.	14,687	1,614,689
MDU Resources Group, Inc.(b)	71,785	1,279,209
National Fuel Gas Co.	30,262	2,119,248
New Jersey Resources Corp.	27,016	1,295,417
NextEra Energy, Inc.	385,988	27,621,301
NiSource, Inc.	132,892	4,956,872
NorthWestern Energy Group, Inc.	24,362	1,313,355
NRG Energy, Inc.	89,335	9,151,477
OGE Energy Corp.	75,838	3,202,639
ONE Gas, Inc.	20,390	1,440,350
PG&E Corp.	416,371	6,516,206
Pinnacle West Capital Corp.(b)	50,341	4,377,653
Portland General Electric Co.	38,592	1,587,675
PPL Corp.	315,628	10,605,101
Public Service Enterprise Group, Inc.	133,996	11,194,026
Sempra	161,370	13,382,414
	Shares	Value
Utilities-(continued)
Southern Co. (The)	320,150	$26,876,592
Southwest Gas Holdings, Inc.(b)	24,701	1,844,671
Spire, Inc.	21,759	1,544,019
TXNM Energy, Inc.	31,592	1,527,473
UGI Corp.(b)	151,235	4,647,451
Vistra Corp.	81,907	13,762,833
WEC Energy Group, Inc.	87,214	8,656,862
Xcel Energy, Inc.	160,965	10,816,848
		369,923,590
Total Common Stocks & Other Equity Interests (Cost $5,551,771,899)		7,685,378,004
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(g) (Cost $5,570,555)	5,570,555	5,570,555
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,557,342,454)		7,690,948,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.03%
Invesco Private Government Fund, 4.35%(e)(g)(h)	64,578,827	64,578,827
Invesco Private Prime Fund, 4.48%(e)(g)(h)	168,148,651	168,199,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $232,777,923)		232,777,923
TOTAL INVESTMENTS IN SECURITIES-103.00% (Cost $5,790,120,377)		7,923,726,482
OTHER ASSETS LESS LIABILITIES-(3.00)%		(231,024,581)
NET ASSETS-100.00%		$7,692,701,901

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$3,410,209	$196,499	$(150,201)	$1,204,587	$4,931	$4,666,025	$145,959
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,952,726	$162,732,075	$(160,114,246)	$-	$-	$5,570,555	$184,625
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,310,638	343,490,448	(365,222,259)	-	-	64,578,827	2,665,022 *
Invesco Private Prime Fund	224,501,337	662,887,101	(719,194,010)	32,212	(27,544)	168,199,096	7,096,401 *
Total	$317,174,910	$1,169,306,123	$(1,244,680,716)	$1,236,799	$(22,613)	$243,014,503	$10,092,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.23%
Advantage Solutions, Inc.(b)(c)	233,038	$615,220
AMC Entertainment Holdings, Inc.(b)(c)	631,584	1,964,228
AMC Networks, Inc., Class A(b)(c)	293,639	2,827,744
Atlanta Braves Holdings, Inc., Class H(b)(c)	4,534	193,556
Atlanta Braves Holdings, Inc., Series C(b)(c)	20,480	793,600
ATN International, Inc.	26,140	406,477
Bandwidth, Inc., Class A(b)(c)	43,245	768,464
Boston Omaha Corp., Class A(b)(c)	28,627	416,237
Bumble, Inc., Class A(b)(c)	123,423	1,000,960
Cardlytics, Inc.(b)(c)	60,147	184,050
CarGurus, Inc.(b)	76,698	3,006,562
Cars.com, Inc.(b)(c)	50,285	901,107
Cinemark Holdings, Inc.(b)(c)	221,707	6,347,471
Clear Channel Outdoor Holdings, Inc.(b)	1,782,020	2,423,547
Cogent Communications Holdings, Inc.(c)	41,820	3,150,719
E.W. Scripps Co. (The), Class A(b)	271,616	510,638
EchoStar Corp., Class A(b)(c)	282,253	7,807,118
Entravision Communications Corp., Class A(c)	133,964	288,023
fuboTV, Inc.(b)(c)	380,328	1,536,525
Gannett Co., Inc.(b)(c)	498,215	2,251,932
Gogo, Inc.(b)(c)	49,931	421,418
IDT Corp., Class B	21,079	994,507
iHeartMedia, Inc., Class A(b)	631,831	1,402,665
IHS Holding Ltd. (Nigeria)(b)	94,325	309,386
IMAX Corp.(b)(c)	44,061	1,037,637
Integral Ad Science Holding Corp.(b)(c)	25,606	269,119
Iridium Communications, Inc.	109,019	3,134,296
John Wiley & Sons, Inc., Class A	90,917	3,721,233
Liberty Latin America Ltd., Class A(b)	125,073	772,951
Liberty Latin America Ltd., Class C(b)	502,376	3,079,565
Lions Gate Entertainment Corp., Class A(b)(c)	86,433	678,499
Lions Gate Entertainment Corp., Class B(b)(c)	194,334	1,364,225
Madison Square Garden Entertainment Corp.(b)	13,226	480,633
Madison Square Garden Sports Corp., Class A(b)	2,970	653,014
Magnite, Inc.(b)(c)	120,837	2,078,396
Marcus Corp. (The)(c)	56,636	1,139,516
National CineMedia, Inc.(b)(c)	205,536	1,354,482
New York Times Co. (The), Class A	99,424	5,398,723
Nextdoor Holdings, Inc.(b)	173,523	454,630
Pinterest, Inc., Class A(b)	129,928	4,282,427
Playstudios, Inc.(b)	145,620	254,835
PubMatic, Inc., Class A(b)(c)	34,734	525,178
QuinStreet, Inc.(b)(c)	56,206	1,329,834
Roblox Corp., Class A(b)	24,749	1,758,911
Roku, Inc., Class A(b)	55,182	4,566,862
Scholastic Corp.	59,953	1,163,688
Shenandoah Telecommunications Co.(c)	72,694	785,095
Shutterstock, Inc.(c)	23,555	695,344
Sinclair, Inc.(c)	242,131	3,547,219
Sirius XM Holdings, Inc.(c)	73,906	1,774,483
Skillz, Inc.(b)(c)	52,630	349,989
Sphere Entertainment Co.(b)(c)	29,730	1,385,418
Spok Holdings, Inc.	25,882	416,183
Stagwell, Inc.(b)(c)	105,841	660,448
Taboola.com Ltd. (Israel)(b)	258,347	984,302
	Shares	Value
Communication Services-(continued)
Thryv Holdings, Inc.(b)(c)	87,168	$1,526,312
TKO Group Holdings, Inc.(b)	11,603	1,800,902
Trade Desk, Inc. (The), Class A(b)	40,557	4,813,305
TripAdvisor, Inc.(b)(c)	90,665	1,592,077
TrueCar, Inc.(b)(c)	97,918	336,838
Vimeo, Inc.(b)	275,494	1,848,565
WideOpenWest, Inc.(b)	358,123	1,529,185
Yelp, Inc.(b)(c)	50,193	2,004,708
Ziff Davis, Inc.(b)(c)	63,075	3,399,112
ZipRecruiter, Inc., Class A(b)(c)	36,464	250,872
ZoomInfo Technologies, Inc., Class A(b)(c)	161,054	1,657,246
		111,378,411
Consumer Discretionary-13.96%
1-800-Flowers.com, Inc., Class A(b)(c)	100,044	803,353
Abercrombie & Fitch Co., Class A(b)	34,917	4,168,391
Accel Entertainment, Inc.(b)	57,528	648,341
Acushnet Holdings Corp.(c)	25,829	1,687,150
ADT, Inc.(c)	642,292	4,932,803
Adtalem Global Education, Inc.(b)	79,159	8,480,304
Afya Ltd., Class A (Brazil)(b)(c)	26,023	420,271
Allbirds, Inc., Class A(b)(c)	17,972	114,122
A-Mark Precious Metals, Inc.(c)	159,762	4,500,495
American Public Education, Inc.(b)(c)	51,916	1,150,978
America’s Car-Mart, Inc.(b)(c)	18,207	886,499
AMMO, Inc.(b)(c)	155,986	272,975
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	170,032	1,317,748
Arko Corp.(c)	136,154	962,609
Bally’s Corp.(b)(c)	131,727	2,394,797
BARK, Inc.(b)(c)	409,156	765,122
Barnes & Noble Education, Inc.(b)(c)	25,938	290,246
Beazer Homes USA, Inc.(b)(c)	109,484	2,426,165
Betterware de Mexico SAPI de CV (Mexico)	21,429	241,290
Beyond, Inc.(b)(c)	93,327	773,681
Big 5 Sporting Goods Corp.(c)	168,688	258,093
BJ’s Restaurants, Inc.(b)(c)	36,672	1,327,160
Bloomin’ Brands, Inc.(c)	172,315	2,164,276
Boot Barn Holdings, Inc.(b)(c)	29,174	4,692,638
Bright Horizons Family Solutions, Inc.(b)(c)	37,607	4,610,618
Brinker International, Inc.(b)	88,656	16,132,732
Buckle, Inc. (The)(c)	79,357	3,778,187
Build-A-Bear Workshop, Inc.(c)	19,953	844,810
Caleres, Inc.(c)	63,045	1,155,615
Camping World Holdings, Inc., Class A(c)	127,575	2,945,707
CarParts.com, Inc.(b)	177,399	205,783
Carriage Services, Inc.(c)	25,532	1,045,535
Carvana Co.(b)	62,253	15,406,372
Cavco Industries, Inc.(b)(c)	8,501	4,323,949
Champion Homes, Inc.(b)(c)	47,772	4,410,789
Cheesecake Factory, Inc. (The)(c)	80,255	4,506,318
Chegg, Inc.(b)	226,762	349,213
Children’s Place, Inc. (The)(b)(c)	75,857	742,640
Choice Hotels International, Inc.(c)	16,742	2,466,599
Churchill Downs, Inc.(c)	23,636	2,920,937
Citi Trends, Inc.(b)(c)	29,998	776,948
Clarus Corp.(c)	64,632	314,111
Columbia Sportswear Co.(c)	45,890	4,052,087
ContextLogic, Inc., Class A(b)(c)	239,728	1,862,687
Cooper-Standard Holdings, Inc.(b)(c)	110,634	1,705,976
Coursera, Inc.(b)(c)	53,349	411,321
Crocs, Inc.(b)(c)	38,891	3,969,604
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Dave & Buster’s Entertainment, Inc.(b)(c)	29,088	$772,577
Denny’s Corp.(b)(c)	89,759	568,174
Designer Brands, Inc., Class A(c)	260,895	1,312,302
Despegar.com Corp. (Argentina)(b)	38,114	732,551
Destination XL Group, Inc.(b)(c)	157,012	427,073
Dillard’s, Inc., Class A(c)	5,151	2,411,235
Dine Brands Global, Inc.(c)	41,447	1,259,160
Dorman Products, Inc.(b)	31,663	4,156,719
DraftKings, Inc., Class A(b)	49,500	2,076,525
Dream Finders Homes, Inc., Class A(b)(c)	20,568	474,504
Duolingo, Inc.(b)	2,077	756,007
El Pollo Loco Holdings, Inc.(b)(c)	79,593	944,769
Ermenegildo Zegna N.V. (Italy)(c)	48,148	437,184
Ethan Allen Interiors, Inc.	54,866	1,701,943
Etsy, Inc.(b)(c)	28,313	1,554,667
European Wax Center, Inc., Class A(b)(c)	40,061	270,412
Everi Holdings, Inc.(b)(c)	170,831	2,330,135
Figs, Inc., Class A(b)(c)	88,039	500,942
First Watch Restaurant Group, Inc.(b)(c)	16,453	345,184
Flexsteel Industries, Inc.	10,878	536,612
Fossil Group, Inc.(b)	360,114	601,390
Fox Factory Holding Corp.(b)(c)	44,979	1,228,826
Frontdoor, Inc.(b)	76,018	4,551,958
Full House Resorts, Inc.(b)(c)	66,774	358,576
Funko, Inc., Class A(b)(c)	141,802	1,985,228
Garrett Motion, Inc. (Switzerland)(c)	60,515	579,734
Genesco, Inc.(b)(c)	67,954	2,830,284
Genius Sports Ltd. (United Kingdom)(b)(c)	73,518	649,164
Gentherm, Inc.(b)(c)	44,308	1,690,350
GigaCloud Technology, Inc., Class A (Hong Kong)(b)(c)	8,927	190,324
G-III Apparel Group Ltd.(b)(c)	142,204	4,439,609
Global-e Online Ltd. (Israel)(b)	15,885	951,353
Golden Entertainment, Inc.(c)	41,550	1,360,347
GoPro, Inc., Class A(b)(c)	588,765	572,338
Grand Canyon Education, Inc.(b)	21,786	3,826,493
Green Brick Partners, Inc.(b)(c)	31,309	1,893,255
Groupon, Inc.(b)(c)	46,221	483,934
Guess?, Inc.(c)	72,758	939,306
Haverty Furniture Cos., Inc.(c)	46,891	1,051,765
Hilton Grand Vacations, Inc.(b)(c)	104,877	4,320,932
Holley, Inc.(b)(c)	129,120	393,816
Hooker Furnishings Corp.(c)	25,585	325,697
Hovnanian Enterprises, Inc., Class A(b)(c)	16,084	2,129,361
Hyatt Hotels Corp., Class A(c)	25,198	3,987,079
Inspired Entertainment, Inc.(b)(c)	36,097	363,497
Installed Building Products, Inc.(c)	11,684	2,323,247
iRobot Corp.(b)(c)	164,172	1,262,483
J Jill, Inc.(c)	13,581	371,033
Jack in the Box, Inc.(c)	33,150	1,299,148
JAKKS Pacific, Inc.(b)(c)	16,975	510,608
Johnson Outdoors, Inc., Class A(c)	16,020	519,048
Kontoor Brands, Inc.(c)	65,386	6,005,704
Krispy Kreme, Inc.(c)	95,696	867,963
Lands’ End, Inc.(b)(c)	43,889	546,418
Landsea Homes Corp.(b)(c)	55,365	459,529
Latham Group, Inc.(b)(c)	128,492	937,992
Laureate Education, Inc., Class A(b)	206,200	3,860,064
La-Z-Boy, Inc.(c)	85,929	4,055,849
Legacy Housing Corp.(b)(c)	13,307	341,324
Leslie’s, Inc.(b)	233,842	472,361
Lifetime Brands, Inc.	33,976	220,164
	Shares	Value
Consumer Discretionary-(continued)
Lincoln Educational Services Corp.(b)	35,861	$585,251
Lovesac Co. (The)(b)(c)	23,505	600,788
Lucid Group, Inc.(b)(c)	428,728	1,183,289
MakeMyTrip Ltd. (India)(b)(c)	9,833	1,074,452
Malibu Boats, Inc., Class A(b)(c)	40,061	1,533,936
MarineMax, Inc.(b)(c)	94,343	2,864,253
MasterCraft Boat Holdings, Inc.(b)(c)	37,493	682,747
Mister Car Wash, Inc.(b)(c)	55,275	443,305
Modine Manufacturing Co.(b)(c)	37,996	3,854,694
Monarch Casino & Resort, Inc.(c)	12,882	1,099,350
Monro, Inc.(c)	78,065	1,533,197
Motorcar Parts of America, Inc.(b)(c)	45,387	300,916
Movado Group, Inc.(c)	29,304	560,292
National Vision Holdings, Inc.(b)(c)	160,697	1,831,946
Noodles & Co.(b)(c)	145,922	217,424
Norwegian Cruise Line Holdings Ltd.(b)	206,656	5,858,698
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	51,457	5,737,970
On Holding AG, Class A (Switzerland)(b)	39,126	2,342,865
OneSpaWorld Holdings Ltd. (Bahamas)	27,999	598,059
OneWater Marine, Inc., Class A(b)(c)	37,258	673,252
Oxford Industries, Inc.	20,953	1,757,119
Papa John’s International, Inc.(c)	32,028	1,267,348
Patrick Industries, Inc.(c)	55,212	5,363,294
Peloton Interactive, Inc., Class A(b)(c)	518,848	4,021,072
Perdoceo Education Corp.(c)	116,445	3,351,287
Petco Health & Wellness Co., Inc.(b)(c)	955,130	3,266,545
PetMed Express, Inc.(b)(c)	149,533	711,777
Planet Fitness, Inc., Class A(b)(c)	26,672	2,884,843
Playa Hotels & Resorts N.V.(b)	149,098	1,827,941
PlayAGS, Inc.(b)	76,279	918,399
Portillo’s, Inc., Class A(b)(c)	44,836	623,669
Potbelly Corp.(b)(c)	23,058	286,150
Purple Innovation, Inc.(b)	239,726	266,096
QuantumScape Corp.(b)(c)	140,908	728,494
Qurate Retail, Inc., Class A(b)	1,540,761	544,043
RCI Hospitality Holdings, Inc.(c)	7,990	443,765
RealReal, Inc. (The)(b)(c)	170,177	1,623,489
Red Robin Gourmet Burgers, Inc.(b)(c)	99,175	596,042
Red Rock Resorts, Inc., Class A(c)	33,776	1,656,713
Revolve Group, Inc.(b)(c)	46,289	1,461,807
Rocky Brands, Inc.(c)	20,133	504,130
RumbleOn, Inc., Class B(b)(c)	93,347	406,059
Sabre Corp.(b)(c)	1,028,785	3,446,430
Savers Value Village, Inc.(b)(c)	20,524	228,637
Shake Shack, Inc., Class A(b)	10,665	1,259,856
SharkNinja, Inc.(b)(c)	55,931	6,253,645
Shoe Carnival, Inc.(c)	36,184	979,139
Sleep Number Corp.(b)(c)	221,516	3,960,706
Smith & Wesson Brands, Inc.(c)	115,294	1,209,434
Solid Power, Inc.(b)(c)	295,404	410,612
Sonic Automotive, Inc., Class A(c)	80,856	6,003,558
Sonos, Inc.(b)(c)	120,149	1,656,855
Sportsman’s Warehouse Holdings, Inc.(b)	297,905	607,726
Standard Motor Products, Inc.(c)	51,221	1,588,875
Steven Madden Ltd.	74,247	3,047,839
Stitch Fix, Inc., Class A(b)	367,396	1,730,435
Stoneridge, Inc.(b)	50,959	263,458
Strategic Education, Inc.(c)	34,323	3,371,548
Stride, Inc.(b)(c)	47,041	6,345,831
Sturm, Ruger & Co., Inc.(c)	46,234	1,645,930
Super Group (SGHC) Ltd. (Guernsey)	201,741	1,632,085
Superior Group of Cos., Inc.	31,557	476,195
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Sweetgreen, Inc., Class A(b)(c)	60,174	$1,980,928
Target Hospitality Corp.(b)	34,447	331,725
Tilly’s, Inc., Class A(b)(c)	64,870	280,887
Topgolf Callaway Brands Corp.(b)(c)	284,446	2,235,746
Udemy, Inc.(b)	39,279	293,807
Unifi, Inc.(b)	57,616	364,709
United Parks & Resorts, Inc.(b)(c)	34,843	1,831,348
Universal Technical Institute, Inc.(b)(c)	23,913	655,934
Upbound Group, Inc.	141,896	4,163,229
Valvoline, Inc.(b)	113,576	4,214,805
Vera Bradley, Inc.(b)(c)	85,020	317,975
Visteon Corp.(b)(c)	35,780	3,007,667
Warby Parker, Inc., Class A(b)(c)	32,983	913,959
Wendy’s Co. (The)	215,324	3,193,255
Wingstop, Inc.	5,643	1,681,050
Winmark Corp.(c)	907	353,358
Winnebago Industries, Inc.(c)	62,167	2,971,583
Wolverine World Wide, Inc.(c)	282,616	6,310,815
WW International, Inc.(b)(c)	351,147	379,239
XPEL, Inc.(b)(c)(d)	6,592	276,403
YETI Holdings, Inc.(b)(c)	66,087	2,462,402
Zumiez, Inc.(b)(c)	83,929	1,339,507
		367,710,162
Consumer Staples-3.80%
Adecoagro S.A. (Brazil)	319,898	3,112,608
Alico, Inc.(c)	14,887	459,859
BellRing Brands, Inc.(b)	33,444	2,586,893
Boston Beer Co., Inc. (The), Class A(b)	7,573	1,898,324
Calavo Growers, Inc.	44,880	1,027,303
Cal-Maine Foods, Inc.	68,769	7,420,175
Celsius Holdings, Inc.(b)(c)	11,059	276,254
Central Garden & Pet Co., Class A(b)	123,567	3,854,055
Chefs’ Warehouse, Inc. (The)(b)(c)	53,048	2,857,165
Coca-Cola Consolidated, Inc.	3,813	5,214,735
Coty, Inc., Class A(b)(c)	325,504	2,385,944
Dole PLC	271,324	3,695,433
e.l.f. Beauty, Inc.(b)(c)	5,926	592,067
Edgewell Personal Care Co.(c)	88,683	2,953,144
Energizer Holdings, Inc.	147,540	5,014,885
Fresh Del Monte Produce, Inc.	128,250	3,910,342
Freshpet, Inc.(b)(c)	14,864	2,377,497
Grocery Outlet Holding Corp.(b)(c)	167,529	2,712,295
Hain Celestial Group, Inc. (The)(b)(c)	372,858	1,886,661
Ingles Markets, Inc., Class A	46,860	3,103,069
Interparfums, Inc.	8,747	1,233,502
J&J Snack Foods Corp.	12,334	1,692,595
John B. Sanfilippo & Son, Inc.	14,841	1,073,598
Lancaster Colony Corp.	14,046	2,370,122
Limoneira Co.(c)	18,036	415,910
Medifast, Inc.(b)(c)	44,520	698,964
MGP Ingredients, Inc.(c)	11,342	409,786
Mission Produce, Inc.(b)(c)	82,524	981,210
National Beverage Corp.	21,879	920,012
Natural Grocers by Vitamin Cottage, Inc.	25,316	1,102,259
Nature’s Sunshine Products, Inc.(b)	20,545	285,781
Oil-Dri Corp.of America(c)	9,284	390,114
Olaplex Holdings, Inc.(b)(c)	210,170	327,865
Pilgrim’s Pride Corp.(b)	116,904	5,440,712
PriceSmart, Inc.	43,500	3,957,195
Reynolds Consumer Products, Inc.	73,084	2,017,849
Seneca Foods Corp., Class A(b)	25,164	1,834,707
Simply Good Foods Co. (The)(b)(c)	76,474	2,906,012
	Shares	Value
Consumer Staples-(continued)
SpartanNash Co.	132,361	$2,412,941
Turning Point Brands, Inc.	26,022	1,658,642
USANA Health Sciences, Inc.(b)	26,334	857,698
Utz Brands, Inc.	41,182	550,192
Village Super Market, Inc., Class A(c)	14,833	505,954
Vital Farms, Inc.(b)(c)	18,463	810,064
WD-40 Co.	5,870	1,379,157
Weis Markets, Inc.(c)	50,402	3,405,159
WK Kellogg Co.(c)	195,323	3,240,409
		100,217,117
Energy-5.48%
Archrock, Inc.	199,519	5,604,489
Ardmore Shipping Corp. (Ireland)(c)	63,119	749,223
Aris Water Solutions, Inc., Class A(c)	49,873	1,273,258
Berry Corp.(c)	308,571	1,345,370
BP Prudhoe Bay Royalty Trust(b)(c)	128,294	67,162
Bristow Group, Inc.(b)	56,267	1,877,630
Cactus, Inc., Class A(c)	29,809	1,779,895
ChampionX Corp.	126,768	3,630,636
Clean Energy Fuels Corp.(b)(c)	274,647	909,082
Comstock Resources, Inc.(b)(c)	255,507	4,742,210
Core Laboratories, Inc.(c)	104,834	1,779,033
Core Natural Resources, Inc.(c)	49,196	4,444,367
Crescent Energy Co., Class A(c)	285,812	4,304,329
CVR Energy, Inc.	109,354	2,072,258
DHT Holdings, Inc.(c)	236,988	2,682,704
DMC Global, Inc.(b)(c)	39,137	318,575
Dorian LPG Ltd.	49,762	1,196,278
Evolution Petroleum Corp.(c)	57,400	304,794
Excelerate Energy, Inc., Class A(c)	38,873	1,161,137
Expro Group Holdings N.V.(b)(c)	98,099	1,238,990
Forum Energy Technologies, Inc.(b)	15,093	273,485
FutureFuel Corp.(c)	167,442	914,233
GeoPark Ltd. (Colombia)(c)	126,827	1,161,735
Gevo, Inc.(b)(c)	777,495	1,368,391
Golar LNG Ltd. (Cameroon)(c)	149,197	6,079,778
Gran Tierra Energy, Inc. (Colombia)(b)(c)	288,370	1,646,593
Granite Ridge Resources, Inc.(c)	60,350	373,567
Green Plains, Inc.(b)(c)	104,901	936,766
Gulfport Energy Corp.(b)	8,564	1,528,760
Hallador Energy Co.(b)(c)	50,174	538,367
Helix Energy Solutions Group, Inc.(b)(c)	290,010	2,325,880
International Seaways, Inc.(c)	36,751	1,431,451
KLX Energy Services Holdings, Inc.(b)(c)	31,934	168,931
Kodiak Gas Services, Inc.(c)	21,110	987,526
Kosmos Energy Ltd. (Ghana)(b)(c)	629,076	2,000,462
Liberty Energy, Inc., Class A(c)	186,602	3,416,683
Magnolia Oil & Gas Corp., Class A(c)	182,533	4,326,032
Nabors Industries Ltd.(b)(c)	46,875	2,682,187
Natural Gas Services Group, Inc.(b)(c)	24,077	630,095
Navigator Holdings Ltd.(c)	57,010	946,936
New Fortress Energy, Inc.(c)	23,148	347,220
Nine Energy Service, Inc.(b)(c)	142,974	165,850
Noble Corp. PLC(c)	122,638	3,930,548
Nordic American Tankers Ltd.	272,372	735,404
Northern Oil and Gas, Inc.(c)	64,311	2,311,980
NPK International, Inc.(b)(c)	173,135	1,198,094
Oceaneering International, Inc.(b)(c)	128,270	3,187,509
Oil States International, Inc.(b)	246,545	1,252,449
Patterson-UTI Energy, Inc.	325,279	2,625,002
Permian Resources Corp.	236,093	3,458,762
ProFrac Holding Corp., Class A(b)(c)	42,012	305,427
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
ProPetro Holding Corp.(b)(c)	322,012	$2,859,467
Ranger Energy Services, Inc.	42,572	697,755
REX American Resources Corp.(b)(c)	23,341	973,787
Ring Energy, Inc.(b)(c)	508,124	660,561
RPC, Inc.	128,024	784,787
Sabine Royalty Trust(c)	8,276	547,788
SandRidge Energy, Inc.(c)	48,199	571,158
Scorpio Tankers, Inc. (Monaco)	58,742	2,797,294
SEACOR Marine Holdings, Inc.(b)(c)	47,399	321,365
Select Water Solutions, Inc., Class A	179,102	2,238,775
SFL Corp. Ltd. (Norway)(c)	321,479	3,391,603
Sitio Royalties Corp., Class A(c)	48,941	985,672
Solaris Energy Infrastructure, Inc., Class A(c)	66,752	1,821,662
StealthGas, Inc. (Greece)(b)	104,306	588,286
Talos Energy, Inc.(b)(c)	320,727	3,181,612
Teekay Corp. Ltd. (Bermuda)(c)	204,141	1,457,567
Teekay Tankers Ltd., Class A (Canada)(c)	25,495	1,068,750
TETRA Technologies, Inc.(b)(c)	227,268	943,162
Texas Pacific Land Corp.(c)	6,833	8,863,563
Tidewater, Inc.(b)(c)	17,843	983,328
Tsakos Energy Navigation Ltd. (Greece)	74,657	1,334,867
Uranium Energy Corp.(b)(c)	47,104	332,554
VAALCO Energy, Inc.(c)	231,074	947,403
Valaris Ltd.(b)(c)	34,781	1,667,401
Viper Energy, Inc.	53,713	2,519,140
Vital Energy, Inc.(b)(c)	60,839	1,940,764
Vitesse Energy, Inc.(c)	63,727	1,649,255
W&T Offshore, Inc.(c)	373,885	583,261
Weatherford International PLC	43,752	2,754,188
		144,204,298
Financials-20.68%
1st Source Corp.	27,911	1,750,578
Acadian Asset Management, Inc.	67,932	1,692,865
ACNB Corp.(c)	13,860	569,646
Advanced Flower Capital, Inc.(c)	48,736	396,711
Affirm Holdings, Inc.(b)	69,487	4,243,571
AG Mortgage Investment Trust, Inc.	68,886	473,247
Alerus Financial Corp.(c)	27,816	588,030
Amalgamated Financial Corp.	24,053	840,412
Ambac Financial Group, Inc.(b)(c)	165,201	1,921,288
Amerant Bancorp, Inc.	41,829	970,433
AMERISAFE, Inc.	51,618	2,581,932
Ares Commercial Real Estate Corp.(c)	210,169	1,189,557
ARMOUR Residential REIT, Inc.(c)	41,604	782,987
Arrow Financial Corp.	30,198	803,569
AvidXchange Holdings, Inc.(b)(c)	53,955	571,923
Axos Financial, Inc.(b)(c)	71,561	5,004,261
B. Riley Financial, Inc.(c)	148,110	682,047
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	20,370	834,151
Banc of California, Inc.	96,713	1,549,342
BancFirst Corp.	22,490	2,678,109
Bancorp, Inc. (The)(b)	39,060	2,385,004
Bank First Corp.(c)	7,673	776,354
Bank of Hawaii Corp.(c)	73,149	5,450,332
Bank of Marin Bancorp	31,001	783,395
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	115,021	4,220,120
Banner Corp.	80,840	5,712,963
Bar Harbor Bankshares	18,884	598,245
Berkshire Hills Bancorp, Inc.	86,246	2,536,495
	Shares	Value
Financials-(continued)
BGC Group, Inc., Class A	482,984	$4,607,667
Blue Foundry Bancorp(b)(c)	35,321	344,380
Bridgewater Bancshares, Inc.(b)	44,308	625,629
BrightSpire Capital, Inc.(c)	440,338	2,479,103
Brookline Bancorp, Inc.	224,918	2,750,747
Business First Bancshares, Inc.	33,039	891,723
Byline Bancorp, Inc.	36,107	1,059,379
Camden National Corp.	31,051	1,408,473
Cannae Holdings, Inc.	168,532	3,330,192
Capital City Bank Group, Inc.(c)	20,415	753,109
Capitol Federal Financial, Inc.	538,324	3,203,028
Carter Bankshares, Inc.(b)(c)	30,340	534,591
Cass Information Systems, Inc.(c)	14,889	613,278
Central Pacific Financial Corp.	75,388	2,253,347
Cherry Hill Mortgage Investment Corp.(c)	104,262	343,022
ChoiceOne Financial Services, Inc.(c)	10,954	367,069
Citizens Financial Services, Inc.(c)	7,422	454,523
City Holding Co.(c)	16,367	1,933,434
Claros Mortgage Trust, Inc.(c)	180,794	596,620
CNA Financial Corp.	73,112	3,586,875
CNB Financial Corp.(c)	32,165	813,774
Coastal Financial Corp.(b)(c)	12,026	1,072,479
Cohen & Steers, Inc.(c)	30,068	2,664,927
Columbia Financial, Inc.(b)(c)	30,294	448,048
Community Financial System, Inc.(c)	93,952	6,156,675
Community Trust Bancorp, Inc.	24,869	1,330,740
Community West Bancshares, Class B	17,739	345,733
Compass Diversified Holdings	117,155	2,489,544
ConnectOne Bancorp, Inc.(c)	90,597	2,295,728
Crawford & Co., Class A	29,840	358,378
Credit Acceptance Corp.(b)(c)	6,472	3,286,287
CrossFirst Bankshares, Inc.(b)	86,530	1,405,247
Customers Bancorp, Inc.(b)(c)	56,751	3,233,672
CVB Financial Corp.(c)	258,117	5,379,158
Diamond Hill Investment Group, Inc.(c)	7,122	1,068,585
DigitalBridge Group, Inc.	197,188	2,163,152
Dime Community Bancshares, Inc., Class B(c)	94,625	2,955,139
Dlocal Ltd. (Uruguay)(b)(c)	18,029	237,983
Donegal Group, Inc., Class A	29,626	439,354
Donnelley Financial Solutions, Inc.(b)(c)	26,138	1,734,779
Dynex Capital, Inc.	127,146	1,687,227
Eagle Bancorp, Inc.	109,831	2,878,670
Eastern Bankshares, Inc.	335,189	6,154,070
eHealth, Inc.(b)	169,712	1,686,937
Ellington Financial, Inc.	82,195	1,032,369
Employers Holdings, Inc.	58,682	2,884,807
Encore Capital Group, Inc.(b)(c)	78,628	3,892,086
Enova International, Inc.(b)	66,927	7,517,241
Enterprise Financial Services Corp.	60,063	3,594,170
Equity Bancshares, Inc., Class A(c)	18,868	822,645
Esquire Financial Holdings, Inc.(c)	5,887	526,121
EVERTEC, Inc.	45,943	1,491,769
F&G Annuities & Life, Inc.(c)	30,426	1,396,858
Farmers National Banc Corp.(c)	45,372	624,319
FB Financial Corp.	48,462	2,559,278
Federal Agricultural Mortgage Corp., Class C(c)	10,353	2,047,616
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	41,068	677,622
Financial Institutions, Inc.(c)	31,822	839,146
First Bancorp	230,351	4,782,087
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
First Bancorp/Southern Pines NC	56,371	$2,487,652
First Bancshares, Inc. (The)	43,472	1,667,151
First Bank	28,647	435,721
First Busey Corp.(c)	101,246	2,458,253
First Commonwealth Financial Corp.	186,726	3,114,590
First Community Bankshares, Inc.	19,641	851,830
First Financial Bankshares, Inc.(c)	104,624	3,898,290
First Financial Corp.	23,137	1,114,972
First Foundation, Inc.(c)	203,386	1,047,438
First Internet Bancorp(c)	17,458	568,607
First Merchants Corp.	114,950	5,108,378
First Mid Bancshares, Inc.	37,327	1,415,813
First of Long Island Corp. (The)	75,485	981,305
First United Corp.	13,845	451,070
FirstCash Holdings, Inc.	35,572	3,882,684
Flushing Financial Corp.	62,228	868,081
Flywire Corp.(b)(c)	25,658	495,969
Franklin BSP Realty Trust, Inc.(c)	180,908	2,302,959
Freedom Holding Corp. (Kazakhstan)(b)(c)	5,543	780,676
FS Bancorp, Inc.	8,439	341,273
GCM Grosvenor, Inc., Class A(c)	36,712	496,346
German American Bancorp, Inc.(c)	38,297	1,582,815
Granite Point Mortgage Trust, Inc.(c)	288,189	818,457
Great Southern Bancorp, Inc.	14,139	831,232
Green Dot Corp., Class A(b)	294,612	2,613,208
Greenlight Capital Re Ltd., Class A(b)(c)	45,641	616,153
HA Sustainable Infrastructure Capital, Inc.(c)	99,671	2,791,785
Hamilton Lane, Inc., Class A	10,589	1,685,557
Hanmi Financial Corp.	106,923	2,568,290
HarborOne Bancorp, Inc.	67,678	735,660
HBT Financial, Inc.(c)	16,586	403,371
HCI Group, Inc.(c)	4,534	552,831
Heritage Commerce Corp.(c)	161,310	1,563,094
Heritage Financial Corp.(c)	93,306	2,397,964
Heritage Insurance Holdings, Inc.(b)(c)	66,015	726,825
Hilltop Holdings, Inc.	110,415	3,332,325
Hingham Institution for Savings (The)(c)	2,848	726,952
Hippo Holdings, Inc.(b)(c)	30,506	854,168
HomeStreet, Inc.(b)(c)	91,581	922,221
HomeTrust Bancshares, Inc.	17,577	646,306
Hope Bancorp, Inc.	369,783	4,311,670
Horace Mann Educators Corp.	89,803	3,469,090
Horizon Bancorp, Inc.	92,644	1,555,493
Houlihan Lokey, Inc.	31,500	5,724,180
Independent Bank Corp.	40,589	1,477,440
Interactive Brokers Group, Inc., Class A	24,446	5,315,538
International Bancshares Corp.	76,403	5,034,194
International General Insurance Holdings Ltd. (Jordan)	32,795	822,171
International Money Express, Inc.(b)(c)	33,992	642,789
Invesco Mortgage Capital, Inc.(c)(e)	56,708	479,750
James River Group Holdings Ltd.	174,279	833,054
Kearny Financial Corp.	201,704	1,391,758
Kinsale Capital Group, Inc.	2,865	1,266,158
KKR Real Estate Finance Trust, Inc.(c)	306,690	3,060,766
Ladder Capital Corp.(c)	368,841	4,134,708
Lakeland Financial Corp.(c)	24,982	1,699,775
Lemonade, Inc.(b)(c)	46,153	1,534,126
LendingClub Corp.(b)	295,855	3,991,084
LendingTree, Inc.(b)(c)	31,330	1,407,657
Live Oak Bancshares, Inc.(c)	32,861	1,166,237
	Shares	Value
Financials-(continued)
MarketAxess Holdings, Inc.	18,287	$4,034,661
Marqeta, Inc., Class A(b)	279,512	1,076,121
Medallion Financial Corp.(c)	37,396	334,694
Mercantile Bank Corp.	31,841	1,554,159
Merchants Bancorp	16,229	680,482
Mercury General Corp.	64,789	3,229,084
MetroCity Bankshares, Inc.	14,698	453,580
Metropolitan Bank Holding Corp.(b)	25,507	1,635,764
Mid Penn Bancorp, Inc.(c)	16,174	487,161
Midland States Bancorp, Inc.	36,571	704,357
MidWestOne Financial Group, Inc.(c)	17,465	552,418
Morningstar, Inc.	9,259	3,042,878
MVB Financial Corp.(c)	14,138	275,832
National Bank Holdings Corp., Class A	59,298	2,557,523
National Bankshares, Inc.	10,115	297,280
NBT Bancorp, Inc.(c)	80,747	3,845,980
Nelnet, Inc., Class A(c)	25,641	2,824,869
NerdWallet, Inc., Class A(b)(c)	19,018	271,577
New York Mortgage Trust, Inc.	388,330	2,341,630
NewtekOne, Inc.(c)	32,655	433,658
Nicolet Bankshares, Inc.	19,240	2,157,381
NMI Holdings, Inc., Class A(b)	107,904	4,167,252
Northeast Bank(c)	7,158	724,390
Northeast Community Bancorp, Inc.(c)	19,590	485,832
Northfield Bancorp, Inc.	121,897	1,422,538
Northrim BanCorp, Inc.(c)	8,052	685,467
Northwest Bancshares, Inc.	332,324	4,390,000
NU Holdings Ltd., Class A (Brazil)(b)	426,533	5,647,297
OceanFirst Financial Corp.	175,132	3,145,371
OFG Bancorp	65,986	2,818,262
Old Second Bancorp, Inc.	53,626	1,007,633
Open Lending Corp., Class A(b)(c)	66,335	401,327
Oportun Financial Corp.(b)	165,688	762,165
Orange County Bancorp, Inc.(c)	12,752	329,894
Orchid Island Capital, Inc.	56,677	473,253
Origin Bancorp, Inc.(c)	47,850	1,814,472
Orrstown Financial Services, Inc.	32,538	1,182,431
Oscar Health, Inc., Class A(b)(c)	93,577	1,553,378
Pagseguro Digital Ltd., Class A (Brazil)(b)	331,009	2,466,017
Palomar Holdings, Inc.(b)(c)	9,899	1,067,805
Park National Corp.(c)	21,559	3,658,778
Pathward Financial, Inc.	36,046	2,873,948
Patria Investments Ltd., Class A (Cayman Islands)(c)	29,107	346,082
Payoneer Global, Inc.(b)	144,992	1,536,915
Paysafe Ltd.(b)(c)	81,300	1,577,220
Peapack-Gladstone Financial Corp.(c)	39,811	1,260,018
Peoples Bancorp, Inc.	58,231	1,901,242
Peoples Financial Services Corp.(c)	7,663	394,415
Perella Weinberg Partners(c)	27,872	719,655
Piper Sandler Cos.	18,767	5,951,766
PJT Partners, Inc., Class A	10,947	1,805,927
PRA Group, Inc.(b)	115,281	2,548,863
Preferred Bank(c)	19,078	1,742,966
Premier Financial Corp.	74,215	2,065,403
Primis Financial Corp.	48,329	535,969
ProAssurance Corp.(b)	155,643	2,328,419
PROG Holdings, Inc.(c)	103,430	4,421,632
Provident Financial Services, Inc.	338,790	6,291,330
QCR Holdings, Inc.(c)	22,544	1,753,021
RBB Bancorp(c)	30,025	564,770
Ready Capital Corp.(c)	411,475	2,736,309
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Red River Bancshares, Inc.	5,963	$332,735
Redwood Trust, Inc.(c)	417,914	2,737,337
Regional Management Corp.(c)	13,301	476,043
Remitly Global, Inc.(b)(c)	32,828	771,458
Renasant Corp.(c)	125,948	4,896,858
Repay Holdings Corp., Class A(b)(c)	128,887	962,786
Republic Bancorp, Inc., Class A(c)	11,708	766,289
Rithm Property Trust, Inc.(c)	98,841	304,430
Rocket Cos., Inc., Class A(b)(c)	117,637	1,482,226
Ryan Specialty Holdings, Inc., Class A	23,224	1,546,254
S&T Bancorp, Inc.(c)	80,677	3,181,901
Safety Insurance Group, Inc.	31,163	2,462,189
Sandy Spring Bancorp, Inc.	104,568	3,537,535
Seacoast Banking Corp. of Florida	95,765	2,724,514
Selectquote, Inc.(b)	182,502	786,584
ServisFirst Bancshares, Inc.	41,859	3,795,355
Shift4 Payments, Inc., Class A(b)(c)	15,503	1,858,035
Shore Bancshares, Inc.	38,883	635,737
SiriusPoint Ltd. (Sweden)(b)(c)	154,566	2,250,481
Skyward Specialty Insurance Group, Inc.(b)	16,863	746,694
SmartFinancial, Inc.	19,383	683,445
South Plains Financial, Inc.	14,206	510,422
Southern First Bancshares, Inc.(b)(c)	15,196	559,213
Southern Missouri Bancorp, Inc.	11,714	693,234
Southside Bancshares, Inc.(c)	68,584	2,155,595
Stellar Bancorp, Inc.	64,754	1,839,014
StepStone Group, Inc., Class A	34,295	2,197,624
Stewart Information Services Corp.(c)	67,866	4,424,184
Stock Yards Bancorp, Inc.(c)	33,039	2,435,305
StoneX Group, Inc.(b)	42,477	4,652,081
Sunrise Realty Trust, Inc.(c)	16,186	194,232
TFS Financial Corp.(c)	64,688	887,519
Tiptree, Inc.(c)	44,654	894,866
Toast, Inc., Class A(b)	72,360	2,960,971
Tompkins Financial Corp.	34,494	2,416,995
Towne Bank(c)	124,945	4,469,283
TPG RE Finance Trust, Inc.	280,541	2,359,350
TPG, Inc.(c)	41,466	2,788,588
Tradeweb Markets, Inc., Class A	35,664	4,525,762
TriCo Bancshares(c)	47,293	2,074,744
Triumph Financial, Inc.(b)(c)	23,521	1,812,528
Trupanion, Inc.(b)(c)	33,610	1,594,458
TrustCo Bank Corp.	44,996	1,447,071
Trustmark Corp.	134,018	5,025,675
Two Harbors Investment Corp.	278,170	3,546,667
United Fire Group, Inc., (Acquired 07/27/2015 - 01/24/2025; Cost $1,278,184)(c)(f)	41,714	1,034,924
Unity Bancorp, Inc.(c)	11,440	553,124
Universal Insurance Holdings, Inc.	74,853	1,447,657
Univest Financial Corp.(c)	73,799	2,242,752
Upstart Holdings, Inc.(b)(c)	40,135	2,598,541
Veritex Holdings, Inc.	122,550	3,284,340
Victory Capital Holdings, Inc., Class A(c)	30,642	2,027,888
Virtu Financial, Inc., Class A	257,867	10,330,152
Virtus Investment Partners, Inc.	10,405	2,075,797
WaFd, Inc.	157,496	4,674,481
Walker & Dunlop, Inc.	47,576	4,570,626
Washington Trust Bancorp, Inc.	51,088	1,674,154
Waterstone Financial, Inc.	35,324	485,352
WesBanco, Inc.(c)	100,969	3,537,954
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	38,506	$1,993,071
White Mountains Insurance Group Ltd.(c)	2,274	4,394,414
WisdomTree, Inc.(c)	109,073	1,067,825
World Acceptance Corp.(b)(c)	11,631	1,641,832
WSFS Financial Corp.	88,323	4,946,088
		544,489,846
Health Care-10.14%
10X Genomics, Inc., Class A(b)(c)	18,486	277,290
23andMe Holding Co., Class A(b)	41,757	129,447
2seventy bio, Inc.(b)(c)	90,302	240,203
Acadia Pharmaceuticals, Inc.(b)(c)	22,592	421,567
Accolade, Inc.(b)(c)	49,622	341,896
Accuray, Inc.(b)	163,996	365,711
AdaptHealth Corp.(b)(c)	475,092	5,140,495
Adaptive Biotechnologies Corp.(b)(c)	121,297	940,052
Addus HomeCare Corp.(b)	16,452	2,059,132
agilon health, inc.(b)(c)	250,525	836,754
Agios Pharmaceuticals, Inc.(b)(c)	47,971	1,649,723
Akero Therapeutics, Inc.(b)(c)	15,614	844,405
Alignment Healthcare, Inc.(b)(c)	77,583	1,194,002
Alkermes PLC(b)	59,915	1,889,120
Allogene Therapeutics, Inc.(b)(c)	84,894	152,809
Alnylam Pharmaceuticals, Inc.(b)	3,028	821,527
Amedisys, Inc.(b)	42,227	3,905,997
American Well Corp., Class A(b)	32,921	354,888
Amicus Therapeutics, Inc.(b)	23,294	223,157
Amneal Pharmaceuticals, Inc.(b)	202,340	1,671,328
Amphastar Pharmaceuticals, Inc.(b)(c)	16,854	587,699
AngioDynamics, Inc.(b)(c)	111,152	1,268,244
ANI Pharmaceuticals, Inc.(b)	8,510	499,026
Anika Therapeutics, Inc.(b)(c)	19,962	340,552
Arcturus Therapeutics Holdings, Inc.(b)(c)	7,906	134,165
Arcus Biosciences, Inc.(b)(c)	34,857	449,655
Arrowhead Pharmaceuticals, Inc.(b)(c)	17,198	341,896
Artivion, Inc.(b)(c)	34,715	1,074,776
Arvinas, Inc.(b)(c)	8,930	157,257
Assertio Holdings, Inc.(b)(c)	565,507	453,876
Astrana Health, Inc.(b)(c)	32,675	1,204,727
Atea Pharmaceuticals, Inc.(b)(c)	171,712	525,439
AtriCure, Inc.(b)(c)	20,819	830,054
Aurinia Pharmaceuticals, Inc. (Canada)(b)	76,511	608,262
Avanos Medical, Inc.(b)(c)	114,067	1,964,234
Avid Bioservices, Inc.(b)(c)	41,844	522,213
Avidity Biosciences, Inc.(b)(c)	44,655	1,470,489
Azenta, Inc.(b)(c)	60,724	3,282,132
Beam Therapeutics, Inc.(b)(c)	22,451	581,930
Biohaven Ltd.(b)(c)	10,018	383,189
BioLife Solutions, Inc.(b)(c)	20,618	562,974
Bio-Techne Corp.	54,001	3,971,774
Blueprint Medicines Corp.(b)(c)	8,496	956,055
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	23,541	16,479
Brookdale Senior Living, Inc.(b)(c)	706,762	3,272,308
Bruker Corp.(c)	40,207	2,338,037
C4 Therapeutics, Inc.(b)(c)	39,066	135,559
CareDx, Inc.(b)	75,950	1,769,635
Caribou Biosciences, Inc.(b)(c)	44,471	63,594
Castle Biosciences, Inc.(b)	17,997	508,775
Catalyst Pharmaceuticals, Inc.(b)(c)	36,792	830,028
Celldex Therapeutics, Inc.(b)(c)	7,853	192,320
Certara, Inc.(b)(c)	67,047	954,079
Chemed Corp.	6,250	3,512,500
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Chinook Therapeutics, Inc.(b)(c)	14,882	$5,804
Clover Health Investments Corp.(b)(c)	1,382,923	6,071,032
Collegium Pharmaceutical, Inc.(b)(c)	28,300	908,996
Community Health Systems, Inc.(b)(c)	999,928	3,199,770
CONMED Corp.(c)	26,760	1,920,833
Corcept Therapeutics, Inc.(b)(c)	50,533	3,381,668
CorVel Corp.(b)(c)	7,204	834,583
Crinetics Pharmaceuticals, Inc.(b)(c)	8,867	357,340
CRISPR Therapeutics AG (Switzerland)(b)(c)	28,289	1,176,540
Cross Country Healthcare, Inc.(b)(c)	119,620	2,179,476
CryoPort, Inc.(b)(c)	25,906	195,331
Cullinan Therapeutics, Inc.(b)(c)	19,157	202,298
Cytek Biosciences, Inc.(b)(c)	63,748	328,302
Definitive Healthcare Corp.(b)(c)	39,269	190,847
Denali Therapeutics, Inc.(b)(c)	63,314	1,475,216
DocGo, Inc.(b)(c)	145,598	711,974
Doximity, Inc., Class A(b)(c)	34,033	2,011,350
Dynavax Technologies Corp.(b)(c)	75,908	990,599
Editas Medicine, Inc.(b)(c)	51,727	67,762
Embecta Corp.	189,287	3,393,916
Emergent BioSolutions, Inc.(b)(c)	921,815	10,370,419
Enanta Pharmaceuticals, Inc.(b)(c)	34,138	174,445
Enhabit, Inc.(b)(c)	234,628	1,970,875
Ensign Group, Inc. (The)	29,335	4,096,926
Evolent Health, Inc., Class A(b)(c)	53,288	556,860
Exact Sciences Corp.(b)(c)	74,245	4,161,432
Fate Therapeutics, Inc.(b)(c)	61,577	80,050
Fulgent Genetics, Inc.(b)(c)	75,583	1,257,701
Glaukos Corp.(b)(c)	8,369	1,309,246
Globus Medical, Inc., Class A(b)	62,507	5,795,649
Haemonetics Corp.(b)(c)	37,958	2,621,000
Halozyme Therapeutics, Inc.(b)(c)	30,767	1,742,643
Harmony Biosciences Holdings, Inc.(b)(c)	10,942	424,221
Health Catalyst, Inc.(b)(c)	62,160	349,961
HealthEquity, Inc.(b)(c)	40,314	4,451,472
HealthStream, Inc.(c)	16,987	554,626
Hims & Hers Health, Inc.(b)(c)	29,633	1,104,718
ICU Medical, Inc.(b)(c)	35,387	5,816,207
Ideaya Biosciences, Inc.(b)(c)	6,892	167,820
Inari Medical, Inc.(b)(c)	9,477	755,033
Inmode Ltd.(b)(c)	53,596	922,387
Innoviva, Inc.(b)(c)	95,097	1,772,608
Inogen, Inc.(b)(c)	66,813	781,044
Inotiv, Inc.(b)(c)	61,239	262,103
Inspire Medical Systems, Inc.(b)(c)	3,542	685,377
Insulet Corp.(b)	9,889	2,752,900
Integer Holdings Corp.(b)(c)	37,868	5,385,587
Integra LifeSciences Holdings Corp.(b)	89,210	2,328,381
Intellia Therapeutics, Inc.(b)(c)	49,151	507,238
Intra-Cellular Therapies, Inc.(b)	9,887	1,256,440
Ionis Pharmaceuticals, Inc.(b)(c)	28,195	899,420
Iovance Biotherapeutics, Inc.(b)(c)	52,533	307,318
iRhythm Technologies, Inc.(b)(c)	4,266	464,354
Ironwood Pharmaceuticals, Inc.(b)(c)	95,940	224,500
iTeos Therapeutics, Inc.(b)(c)	75,806	571,577
Kodiak Sciences, Inc.(b)(c)	53,658	343,411
Krystal Biotech, Inc.(b)(c)	4,012	640,877
Kura Oncology, Inc.(b)(c)	20,805	164,568
Kymera Therapeutics, Inc.(b)	9,101	360,309
Lantheus Holdings, Inc.(b)(c)	19,995	1,849,737
LeMaitre Vascular, Inc.(c)	8,164	791,337
	Shares	Value
Health Care-(continued)
LifeStance Health Group, Inc.(b)(c)	91,516	$729,383
Ligand Pharmaceuticals, Inc.(b)(c)	14,636	1,705,826
LivaNova PLC(b)	44,352	2,215,382
Lyell Immunopharma, Inc.(b)(c)	342,359	202,095
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	168,500	830,705
Masimo Corp.(b)(c)	24,522	4,272,468
Medpace Holdings, Inc.(b)(c)	4,438	1,549,528
Merit Medical Systems, Inc.(b)(c)	34,233	3,727,289
Mesa Laboratories, Inc.(c)	5,308	730,859
ModivCare, Inc.(b)(c)	42,463	169,852
Multiplan Corp.(b)(c)	11,278	205,936
Myriad Genetics, Inc.(b)(c)	59,338	751,812
Natera, Inc.(b)	15,327	2,711,653
National HealthCare Corp.	20,005	2,053,913
National Research Corp.	10,503	175,085
Nektar Therapeutics(b)	533,998	441,777
Neogen Corp.(b)(c)	251,212	2,878,890
NeoGenomics, Inc.(b)(c)	101,187	1,446,974
Neurocrine Biosciences, Inc.(b)	25,662	3,896,005
Nevro Corp.(b)(c)	38,017	192,746
Novavax, Inc.(b)(c)	115,445	1,003,217
Novocure Ltd.(b)	54,997	1,348,526
Nurix Therapeutics, Inc.(b)(c)	35,188	693,555
Nuvation Bio, Inc.(b)(c)	271,890	628,066
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	4,734	0
OmniAb, Inc.(b)(c)	59,375	191,188
Omnicell, Inc.(b)(c)	93,604	4,211,244
OPKO Health, Inc.(b)(c)	1,490,143	2,265,017
OraSure Technologies, Inc.(b)(c)	92,162	370,491
Organogenesis Holdings, Inc.(b)(c)	99,806	367,286
Orthofix Medical, Inc.(b)(c)	58,755	1,076,979
OrthoPediatrics Corp.(b)(c)	11,023	264,552
Outset Medical, Inc.(b)(c)	91,534	73,227
Pacific Biosciences of California, Inc.(b)(c)	112,842	173,777
Pacira BioSciences, Inc.(b)(c)	59,982	1,579,326
PDL BioPharma, Inc.(b)(g)	527,353	305,865
Pediatrix Medical Group, Inc.(b)	388,672	5,433,635
Pennant Group, Inc. (The)(b)	31,304	828,617
Penumbra, Inc.(b)(c)	6,372	1,701,133
Phibro Animal Health Corp., Class A(c)	62,178	1,356,102
Phreesia, Inc.(b)(c)	15,769	448,786
Pliant Therapeutics, Inc.(b)(c)	20,372	218,999
Prestige Consumer Healthcare, Inc.(b)	52,038	3,994,957
Privia Health Group, Inc.(b)(c)	64,236	1,467,793
Progyny, Inc.(b)(c)	16,441	380,938
Prothena Corp. PLC (Ireland)(b)(c)	19,947	283,846
PTC Therapeutics, Inc.(b)	13,203	605,754
Quanterix Corp.(b)(c)	17,964	165,089
RadNet, Inc.(b)	49,039	3,210,583
Recursion Pharmaceuticals, Inc., Class A(b)(c)	25,615	185,453
REGENXBIO, Inc.(b)(c)	35,592	287,227
Relay Therapeutics, Inc.(b)(c)	71,607	320,083
Repligen Corp.(b)	15,556	2,585,563
Replimune Group, Inc.(b)(c)	64,681	904,240
REVOLUTION Medicines, Inc.(b)(c)	24,165	1,037,887
Rocket Pharmaceuticals, Inc.(b)(c)	12,217	131,211
Roivant Sciences Ltd.(b)(c)	50,601	563,189
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Sage Therapeutics, Inc.(b)(c)	58,796	$426,271
Sangamo Therapeutics, Inc.(b)(c)	245,644	302,142
Sarepta Therapeutics, Inc.(b)	6,340	720,985
Schrodinger, Inc.(b)(c)	13,386	335,654
Seer, Inc.(b)	232,414	555,469
SIGA Technologies, Inc.(c)	85,358	510,441
SNDL, Inc. (Canada)(b)(c)	810,772	1,410,743
Sotera Health Co.(b)(c)	57,846	793,069
SpringWorks Therapeutics, Inc.(b)(c)	10,787	404,513
STAAR Surgical Co., (Acquired 03/20/2020 - 01/24/2025; Cost $929,885)(b)(c)(f)	20,457	494,855
Supernus Pharmaceuticals, Inc.(b)	71,146	2,729,872
Surgery Partners, Inc.(b)	97,125	2,475,716
Tactile Systems Technology, Inc.(b)(c)	20,774	363,753
Tandem Diabetes Care, Inc.(b)(c)	40,396	1,497,076
Teladoc Health, Inc.(b)(c)	172,633	1,753,951
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	2,022,398	2,123,518
TruBridge, Inc.(b)(c)	60,361	1,498,160
Twist Bioscience Corp.(b)	22,804	1,194,245
U.S. Physical Therapy, Inc.(c)	10,479	929,592
UFP Technologies, Inc.(b)(c)	3,028	831,670
Ultragenyx Pharmaceutical, Inc.(b)	11,174	480,817
uniQure N.V. (Netherlands)(b)(c)	108,635	1,709,915
Vanda Pharmaceuticals, Inc.(b)(c)	200,114	882,503
Varex Imaging Corp.(b)(c)	99,455	1,366,512
Vaxcyte, Inc.(b)(c)	12,033	1,062,755
Ventyx Biosciences, Inc.(b)	123,457	248,149
Veracyte, Inc.(b)(c)	56,357	2,563,116
Vericel Corp.(b)	6,390	374,071
Verve Therapeutics, Inc.(b)(c)	29,380	223,582
Vir Biotechnology, Inc.(b)(c)	208,575	2,169,180
Xencor, Inc.(b)(c)	36,026	658,555
Xenon Pharmaceuticals, Inc. (Canada)(b)	16,206	647,916
Zentalis Pharmaceuticals, Inc.(b)(c)	29,690	51,661
ZimVie, Inc.(b)	81,735	1,131,212
Zymeworks, Inc.(b)(c)	41,297	602,936
		266,936,003
Industrials-17.49%
3D Systems Corp.(b)(c)	231,530	833,508
AAON, Inc.	16,467	1,916,429
AAR Corp.(b)	39,140	2,652,126
ACCO Brands Corp.	300,855	1,582,497
ACV Auctions, Inc., Class A(b)(c)	41,126	870,226
Advanced Drainage Systems, Inc.	21,420	2,589,892
AeroVironment, Inc.(b)(c)	8,288	1,493,083
AerSale Corp.(b)(c)	51,337	347,551
Air Transport Services Group, Inc.(b)(c)	303,212	6,737,371
Alamo Group, Inc.	8,001	1,484,666
Alaska Air Group, Inc.(b)(c)	76,619	5,612,342
Albany International Corp., Class A(c)	29,572	2,387,939
Allegiant Travel Co.(c)	10,912	1,117,716
Allient, Inc.(c)	16,892	425,847
Alta Equipment Group, Inc.(c)	71,458	521,643
Ameresco, Inc., Class A(b)(c)	66,801	1,511,707
American Woodmark Corp.(b)(c)	39,364	3,064,881
Apogee Enterprises, Inc.	35,431	1,807,690
Arcosa, Inc.(c)	51,613	5,228,397
Argan, Inc.	20,424	2,794,003
Armstrong World Industries, Inc.	29,264	4,419,157
Array Technologies, Inc.(b)(c)	68,887	504,942
Astec Industries, Inc.	43,331	1,512,685
	Shares	Value
Industrials-(continued)
Astronics Corp.(b)(c)	32,790	$580,383
Atmus Filtration Technologies, Inc.	21,599	903,270
Axon Enterprise, Inc.(b)	7,259	4,734,175
AZEK Co., Inc. (The)(b)	65,778	3,369,807
AZZ, Inc.	29,966	2,570,783
Babcock & Wilcox Enterprises, Inc.(b)	367,892	500,333
Barrett Business Services, Inc.(c)	40,000	1,733,200
Blade Air Mobility, Inc.(b)(c)	92,088	354,539
Bloom Energy Corp., Class A(b)(c)	97,075	2,289,028
Blue Bird Corp.(b)(c)	20,696	737,192
BrightView Holdings, Inc.(b)(c)	223,860	3,528,034
Cadre Holdings, Inc.	9,677	373,048
Casella Waste Systems, Inc., Class A(b)	23,242	2,499,445
CBIZ, Inc.(b)(c)	32,206	2,763,597
CECO Environmental Corp.(b)(c)	26,323	745,467
ChargePoint Holdings, Inc.(b)(c)	193,871	186,543
Cimpress PLC (Ireland)(b)(c)	28,218	1,875,933
Civeo Corp.	24,763	582,921
Columbus McKinnon Corp.	41,638	1,516,456
Comfort Systems USA, Inc.	15,853	6,923,798
Commercial Vehicle Group, Inc.(b)(c)	85,819	179,362
Concrete Pumping Holdings, Inc.	37,034	313,308
Conduent, Inc.(b)(c)	548,797	2,173,236
Construction Partners, Inc., Class A(b)(c)	27,255	2,191,302
Corporacion America Airports S.A. (Argentina)(b)	38,832	759,942
Costamare, Inc. (Monaco)	165,384	1,928,377
Covenant Logistics Group, Inc., Class A	32,160	891,154
CRA International, Inc.	7,396	1,357,758
CSG Systems International, Inc.(c)	42,251	2,483,936
CSW Industrials, Inc.	5,524	1,821,870
Custom Truck One Source, Inc.(b)(c)	77,543	394,694
Danaos Corp. (Greece)	38,664	3,063,349
Dayforce, Inc.(b)(c)	47,600	3,367,224
Deluxe Corp.	122,719	2,845,854
Desktop Metal, Inc., Class A(b)(c)	101,735	230,938
Diana Shipping, Inc. (Greece)	318,932	580,456
DNOW, Inc.(b)(c)	235,289	3,501,100
Douglas Dynamics, Inc.	52,826	1,365,552
Driven Brands Holdings, Inc.(b)(c)	102,092	1,685,539
Ducommun, Inc.(b)(c)	27,627	1,889,134
Dun & Bradstreet Holdings, Inc.(c)	421,389	5,183,085
DXP Enterprises, Inc.(b)(c)	31,218	3,162,071
Energy Recovery, Inc.(b)	24,129	346,010
Enerpac Tool Group Corp.(c)	28,594	1,292,163
Ennis, Inc.	53,889	1,118,197
Enovix Corp.(b)(c)	27,218	328,249
Enpro, Inc.	16,701	3,101,376
Enviri Corp.(b)(c)	301,584	2,889,175
ESCO Technologies, Inc.(c)	18,801	2,495,645
ExlService Holdings, Inc.(b)	83,216	4,182,436
Exponent, Inc.	20,995	1,924,612
Federal Signal Corp.	31,484	3,095,192
First Advantage Corp.(b)(c)	72,621	1,371,084
Fiverr International Ltd.(b)	13,791	425,728
Fluence Energy, Inc.(b)(c)	16,966	220,728
Forrester Research, Inc.(b)	19,888	303,292
Forward Air Corp.(b)(c)	66,733	2,152,139
Franklin Covey Co.(b)(c)	7,885	298,920
Franklin Electric Co., Inc.	31,655	3,165,183
Frontier Group Holdings, Inc., Class H(b)(c)	54,847	462,360
FTAI Aviation Ltd.(c)	62,837	6,317,004
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
FTAI Infrastructure, Inc.(c)	142,739	$1,002,028
FuelCell Energy, Inc.(b)(c)	19,491	149,691
Gates Industrial Corp. PLC(b)(c)	298,035	6,166,344
Genco Shipping & Trading Ltd.	114,393	1,654,123
Gibraltar Industries, Inc.(b)	29,110	1,786,481
Global Industrial Co.	24,455	604,283
Global Ship Lease, Inc., Class A (United Kingdom)	80,032	1,727,091
Gorman-Rupp Co. (The)	25,125	964,297
GrafTech International Ltd.(b)(c)	2,686,236	4,029,354
Granite Construction, Inc.	74,433	6,560,525
Great Lakes Dredge & Dock Corp.(b)(c)	160,334	1,762,071
Greenbrier Cos., Inc. (The)(c)	87,967	5,828,693
Griffon Corp.	30,438	2,306,287
H&E Equipment Services, Inc.(c)	55,335	4,907,661
Hayward Holdings, Inc.(b)(c)	189,106	2,847,936
Healthcare Services Group, Inc.(b)(c)	251,004	2,783,634
Heartland Express, Inc.	112,849	1,290,993
Heidrick & Struggles International, Inc.(c)	46,453	2,159,600
Helios Technologies, Inc.(c)	40,300	1,797,783
Hexcel Corp.	60,107	3,918,976
Hillenbrand, Inc.	89,304	3,035,443
Hillman Solutions Corp.(b)(c)	330,063	3,300,630
HNI Corp.(c)	82,970	4,136,054
Hudson Technologies, Inc.(b)	32,499	188,494
Huron Consulting Group, Inc.(b)	16,921	2,145,244
Hyliion Holdings Corp.(b)(c)	239,954	563,892
Hyster-Yale, Inc.(c)	24,259	1,295,916
IBEX Holdings Ltd.(b)(c)	21,398	470,970
ICF International, Inc.(c)	15,873	1,852,538
IES Holdings, Inc.(b)	7,910	1,750,325
Insteel Industries, Inc.(c)	35,534	1,019,470
Interface, Inc.	127,609	3,159,599
Janus International Group, Inc.(b)(c)	44,623	369,925
JBT Marel Corp.(c)	29,987	3,988,271
JetBlue Airways Corp.(b)(c)	418,808	2,755,757
Joby Aviation, Inc.(b)(c)	50,968	420,996
Kadant, Inc.(c)	5,311	1,980,472
Kelly Services, Inc., Class A	85,675	1,206,304
Kforce, Inc.(c)	26,356	1,468,820
Korn Ferry	75,561	5,344,430
Kornit Digital Ltd. (Israel)(b)	63,113	1,832,802
Kratos Defense & Security Solutions, Inc.(b)	90,827	3,030,897
LB Foster Co., Class A(b)(c)	22,270	619,774
Legalzoom.com, Inc.(b)	36,935	332,046
Leonardo DRS, Inc.(b)	89,464	3,144,660
Li-Cycle Holdings Corp. (Canada)(b)(c)	136,924	138,293
Limbach Holdings, Inc.(b)(c)	12,972	1,199,651
Lindsay Corp.	9,422	1,264,338
Liquidity Services, Inc.(b)	18,475	640,159
LSI Industries, Inc.	31,824	670,532
Luxfer Holdings PLC (United Kingdom)	111,283	1,574,654
Lyft, Inc., Class A(b)	153,265	2,075,208
Manitowoc Co., Inc. (The)(b)	173,596	1,734,224
Marten Transport Ltd.(c)	95,137	1,465,110
Matrix Service Co.(b)(c)	90,633	1,228,983
Matson, Inc.	15,061	2,136,403
Matthews International Corp., Class A	80,575	2,255,294
Mayville Engineering Co., Inc.(b)(c)	31,293	495,994
McGrath RentCorp(c)	21,420	2,627,591
Mercury Systems, Inc.(b)(c)	93,883	3,913,982
	Shares	Value
Industrials-(continued)
Microvast Holdings, Inc.(b)(c)	636,632	$961,314
Miller Industries, Inc.(c)	24,785	1,635,066
Mistras Group, Inc.(b)	37,873	375,700
Montrose Environmental Group, Inc.(b)(c)	20,747	431,953
Moog, Inc., Class A	27,915	5,071,039
MRC Global, Inc.(b)(c)	265,217	3,893,386
MSA Safety, Inc.	19,540	3,218,824
Mueller Water Products, Inc., Class A	156,300	3,594,900
MYR Group, Inc.(b)(c)	20,305	2,874,579
National Presto Industries, Inc.(c)	10,027	964,297
Nextracker, Inc., Class A(b)	29,757	1,500,348
Nikola Corp.(b)(c)	13,878	10,965
NN, Inc.(b)(c)	76,432	232,353
Northwest Pipe Co.(b)	28,290	1,368,104
NV5 Global, Inc.(b)	52,585	990,701
OPENLANE, Inc.(b)(c)	309,449	6,284,909
Pangaea Logistics Solutions Ltd.(c)	83,333	437,498
Park Aerospace Corp.(c)	28,355	410,864
Park-Ohio Holdings Corp.	22,093	549,674
Parsons Corp.(b)	35,817	2,839,214
Paycom Software, Inc.	16,577	3,440,722
Paycor HCM, Inc.(b)	32,098	710,329
Paylocity Holding Corp.(b)	7,407	1,522,287
Pitney Bowes, Inc.(c)	831,659	7,410,082
Planet Labs PBC(b)(c)	198,820	1,212,802
Plug Power, Inc.(b)(c)	1,087,800	2,023,308
Powell Industries, Inc.(c)	4,306	1,032,493
Preformed Line Products Co.(c)	3,355	504,726
Primoris Services Corp.	110,339	8,470,725
Proto Labs, Inc.(b)(c)	43,921	1,832,823
Pursuit Attractions and Hospitality, Inc.(b)(c)	20,499	809,711
Quad/Graphics, Inc.(c)	51,869	348,560
Quanex Building Products Corp.(c)	48,709	1,022,889
Radiant Logistics, Inc.(b)(c)	70,209	492,867
RBC Bearings, Inc.(b)(c)	17,058	5,948,977
Resources Connection, Inc.	95,878	805,375
REV Group, Inc.	62,907	2,182,873
Rocket Lab USA, Inc.(b)(c)	102,608	2,980,762
Rollins, Inc.	99,365	4,918,567
Safe Bulkers, Inc. (Monaco)	228,881	812,528
Schneider National, Inc., Class B(c)	137,352	4,086,222
Seanergy Maritime Holdings Corp.	45,141	312,827
Shoals Technologies Group, Inc., Class A(b)(c)	45,292	216,496
Shyft Group, Inc. (The)	89,287	1,072,337
Simpson Manufacturing Co., Inc.	21,883	3,676,344
Skillsoft Corp.(b)	24,552	736,560
SkyWest, Inc.(b)	28,422	3,436,788
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	152,532	5,187,613
SPX Technologies, Inc.(b)	26,011	3,863,154
Standex International Corp.(c)	8,624	1,575,605
Star Bulk Carriers Corp. (Greece)	201,574	3,098,192
Steelcase, Inc., Class A(c)	276,907	3,178,892
Stem, Inc.(b)(c)	215,404	130,686
Sterling Infrastructure, Inc.(b)	26,821	3,819,847
Stratasys Ltd.(b)	115,762	1,077,744
Sun Country Airlines Holdings, Inc.(b)(c)	25,395	430,699
Tecnoglass, Inc.(c)	12,602	957,752
Tennant Co.	18,519	1,583,745
Tetra Tech, Inc.	119,981	4,415,301
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Thermon Group Holdings, Inc.(b)(c)	37,919	$1,049,598
Titan International, Inc.(b)(c)	99,912	882,223
Titan Machinery, Inc.(b)(c)	84,884	1,589,028
TPI Composites, Inc.(b)(c)	593,890	968,041
Transcat, Inc.(b)(c)	3,133	241,304
Trex Co., Inc.(b)	29,506	2,148,922
TriNet Group, Inc.	33,438	3,122,775
Triumph Group, Inc.(b)(c)	94,015	1,761,841
TrueBlue, Inc.(b)(c)	176,951	1,442,151
TTEC Holdings, Inc.(c)	72,948	275,743
Tutor Perini Corp.(b)	121,926	2,937,197
UniFirst Corp.	19,925	4,270,326
Universal Logistics Holdings, Inc.(c)	12,224	540,545
Upwork, Inc.(b)(c)	40,756	642,315
V2X, Inc.(b)	27,604	1,438,997
Verra Mobility Corp., Class A(b)	61,424	1,620,979
Vicor Corp.(b)(c)	10,220	522,651
Virgin Galactic Holdings, Inc.(b)(c)	11,491	54,697
VSE Corp.	14,186	1,451,937
Wabash National Corp.(c)	90,079	1,405,232
Watts Water Technologies, Inc., Class A	15,603	3,226,388
Willdan Group, Inc.(b)(c)	16,647	588,388
Worthington Enterprises, Inc.(c)	38,840	1,627,396
Xometry, Inc., Class A(b)(c)	12,539	416,420
Zurn Elkay Water Solutions Corp.	79,954	3,153,386
		460,489,358
Information Technology-12.64%
8x8, Inc.(b)(c)	211,661	592,651
A10 Networks, Inc.(c)	36,155	709,000
ACI Worldwide, Inc.(b)(c)	125,288	6,709,172
ACM Research, Inc., Class A(b)(c)	42,014	863,388
Adeia, Inc.	76,370	981,354
ADTRAN Holdings, Inc.(b)(c)	243,112	2,521,071
Advanced Energy Industries, Inc.(c)	25,086	2,886,897
Alarm.com Holdings, Inc.(b)(c)	22,607	1,371,567
Allegro MicroSystems, Inc. (Japan)(b)(c)	30,352	731,180
Alpha & Omega Semiconductor Ltd.(b)(c)	67,554	2,595,425
Altair Engineering, Inc., Class A(b)	8,608	949,893
Ambarella, Inc.(b)	15,703	1,204,734
AppFolio, Inc., Class A(b)	1,399	327,240
Applied Optoelectronics, Inc.(b)(c)	14,775	412,518
AppLovin Corp., Class A(b)	56,846	21,009,713
Arlo Technologies, Inc.(b)(c)	47,550	556,810
Atlassian Corp., Class A(b)	6,607	2,026,895
Aurora Innovation, Inc.(b)(c)	152,129	1,034,477
AvePoint, Inc.(b)(c)	37,743	708,814
Aviat Networks, Inc.(b)(c)	13,198	251,422
Axcelis Technologies, Inc.(b)(c)	14,708	1,000,144
Badger Meter, Inc.	9,017	1,928,826
Bel Fuse, Inc., Class A	1,312	108,384
Bel Fuse, Inc., Class B(c)	8,216	666,318
Belden, Inc.(c)	47,032	5,477,817
Benchmark Electronics, Inc.	97,947	4,178,419
Bentley Systems, Inc., Class B(c)	44,395	2,066,587
BILL Holdings, Inc.(b)	72,426	7,008,664
Blackbaud, Inc.(b)(c)	23,856	1,840,490
BlackLine, Inc.(b)	6,766	432,009
Box, Inc., Class A(b)(c)	25,077	837,321
Braze, Inc., Class A(b)(c)	5,897	271,144
C3.ai, Inc., Class A(b)(c)	28,539	894,698
Calix, Inc.(b)(c)	40,392	1,602,755
	Shares	Value
Information Technology-(continued)
CCC Intelligent Solutions Holdings, Inc.(b)(c)	89,689	$996,445
Ceragon Networks Ltd. (Israel)(b)	144,079	664,204
Cerence, Inc.(b)(c)	71,553	891,550
CEVA, Inc.(b)(c)	16,685	537,424
Cirrus Logic, Inc.(b)	51,506	5,173,263
Clear Secure, Inc., Class A(c)	15,288	361,867
Clearfield, Inc.(b)(c)	10,896	397,595
Cloudflare, Inc., Class A(b)	10,601	1,467,178
Cognyte Software Ltd. (Israel)(b)	83,424	776,677
Cohu, Inc.(b)(c)	53,044	1,215,238
CommScope Holding Co., Inc.(b)(c)	1,794,724	9,063,356
Commvault Systems, Inc.(b)	9,881	1,573,648
Comtech Telecommunications Corp.(b)(c)	140,379	280,758
Confluent, Inc., Class A(b)(c)	19,707	584,904
Consensus Cloud Solutions, Inc.(b)(c)	63,073	1,786,227
Corsair Gaming, Inc.(b)(c)	61,648	564,696
Crane NXT Co.	38,038	2,433,291
CrowdStrike Holdings, Inc., Class A(b)	7,078	2,817,539
CTS Corp.	26,876	1,373,095
CyberArk Software Ltd.(b)	4,582	1,699,830
Daktronics, Inc.(b)(c)	82,235	1,349,476
Datadog, Inc., Class A(b)	14,108	2,013,353
Digi International, Inc.(b)(c)	30,655	957,969
Digital Turbine, Inc.(b)(c)	363,450	952,239
DigitalOcean Holdings, Inc.(b)(c)	10,780	447,154
DocuSign, Inc.(b)	40,769	3,943,585
Dolby Laboratories, Inc., Class A	43,758	3,663,857
DoubleVerify Holdings, Inc.(b)	20,839	429,492
Dropbox, Inc., Class A(b)(c)	62,503	2,009,471
Dynatrace, Inc.(b)	44,232	2,554,398
E2open Parent Holdings, Inc.(b)(c)	421,974	1,109,792
Eastman Kodak Co.(b)(c)	336,029	2,483,254
Elastic N.V.(b)	5,987	674,016
Enphase Energy, Inc.(b)(c)	22,020	1,371,406
ePlus, Inc.(b)(c)	36,867	2,945,673
Extreme Networks, Inc.(b)	98,890	1,563,451
Fabrinet (Thailand)(b)(c)	19,355	4,184,745
Fair Isaac Corp.(b)	2,306	4,320,429
FARO Technologies, Inc.(b)(c)	27,607	875,694
Fastly, Inc., Class A(b)(c)	74,512	780,141
Five9, Inc.(b)(c)	10,289	421,746
FormFactor, Inc.(b)(c)	47,705	1,910,585
Freshworks, Inc., Class A(b)(c)	36,978	687,791
GitLab, Inc., Class A(b)	7,547	549,120
GLOBALFOUNDRIES, Inc.(b)(c)	62,321	2,584,452
Globant S.A.(b)	14,987	3,197,027
Grid Dynamics Holdings, Inc.(b)	27,730	626,421
Guidewire Software, Inc.(b)	18,974	4,008,637
Hackett Group, Inc. (The)(c)	24,205	747,450
Harmonic, Inc.(b)	62,592	706,038
HashiCorp, Inc., Class A(b)(c)	32,270	1,103,634
HubSpot, Inc.(b)	2,953	2,301,952
i3 Verticals, Inc., Class A(b)(c)	17,392	432,887
Ichor Holdings Ltd.(b)	42,987	1,180,423
indie Semiconductor, Inc., A Shares (China)(b)(c)	42,369	173,713
Infinera Corp.(b)(c)	227,130	1,503,601
Informatica, Inc., Class A(b)	18,750	481,500
InterDigital, Inc.	19,138	3,501,871
IonQ, Inc.(b)(c)	48,999	1,934,971
IPG Photonics Corp.(b)(c)	42,303	3,102,079
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
IREN Ltd. (Australia)(b)(c)	49,470	$505,583
Itron, Inc.(b)	47,716	5,122,790
Ituran Location and Control Ltd. (Israel)	24,861	830,109
Jamf Holding Corp.(b)(c)	26,909	406,595
JFrog Ltd. (Israel)(b)	12,655	439,888
Kimball Electronics, Inc.(b)(c)	59,592	1,083,383
Knowles Corp.(b)(c)	120,502	2,281,103
Kulicke & Soffa Industries, Inc. (Singapore)(c)	62,217	2,759,324
Lattice Semiconductor Corp.(b)(c)	19,658	1,120,899
LivePerson, Inc.(b)(c)	153,571	221,142
LiveRamp Holdings, Inc.(b)(c)	40,489	1,376,626
Logility Supply Chain Solutions, Inc., Class A	42,758	603,743
MACOM Technology Solutions Holdings, Inc.(b)	13,940	1,843,565
Magnachip Semiconductor Corp. (South Korea)(b)	173,962	704,546
Manhattan Associates, Inc.(b)	6,240	1,301,602
MARA Holdings, Inc.(b)(c)	16,587	304,206
Matterport, Inc.(b)(c)	266,250	1,387,162
Maxeon Solar Technologies Ltd.(b)	864	5,340
MaxLinear, Inc.(b)(c)	89,035	1,590,165
MeridianLink, Inc.(b)(c)	20,126	387,425
Methode Electronics, Inc.	114,737	1,298,823
MicroStrategy, Inc., Class A(b)	4,350	1,456,336
Mirion Technologies, Inc.(b)	165,250	2,617,560
Mitek Systems, Inc.(b)(c)	25,754	262,691
Monday.com Ltd.(b)	2,141	546,940
MongoDB, Inc.(b)	2,921	798,368
Monolithic Power Systems, Inc.	6,223	3,966,353
N-able, Inc.(b)	38,054	368,743
nCino, Inc.(b)(c)	26,900	914,869
NETGEAR, Inc.(b)(c)	114,439	3,164,238
NetScout Systems, Inc.(b)(c)	159,010	3,790,798
nLight, Inc.(b)(c)	31,563	352,559
Novanta, Inc.(b)	10,867	1,626,355
Nutanix, Inc., Class A(b)	20,092	1,381,626
Olo, Inc., Class A(b)	88,678	654,444
ON24, Inc.(b)	38,256	263,584
OneSpan, Inc.	40,893	786,781
Onto Innovation, Inc.(b)	16,269	3,331,240
OSI Systems, Inc.(b)(c)	17,200	3,378,768
Pagaya Technologies Ltd., Class A(b)(c)	28,514	264,610
PagerDuty, Inc.(b)(c)	18,212	337,286
Palantir Technologies, Inc., Class A(b)	140,433	11,584,318
Palo Alto Networks, Inc.(b)	18,881	3,482,034
PAR Technology Corp.(b)(c)	12,247	889,010
PC Connection, Inc.(c)	20,882	1,549,862
Pegasystems, Inc.	7,350	795,931
Penguin Solutions, Inc.(b)(c)	94,578	1,918,042
Photronics, Inc.(b)(c)	69,219	1,591,345
Power Integrations, Inc.(c)	28,376	1,768,392
Procore Technologies, Inc.(b)(c)	11,486	913,826
Progress Software Corp.(c)	30,420	1,743,979
Pure Storage, Inc., Class A(b)	57,277	3,882,808
Q2 Holdings, Inc.(b)	18,475	1,758,266
Qualys, Inc.(b)	7,305	1,018,390
Rackspace Technology, Inc.(b)	594,062	1,562,383
Radware Ltd. (Israel)(b)	32,088	713,958
Rambus, Inc.(b)	22,893	1,410,667
Rapid7, Inc.(b)(c)	6,009	231,467
	Shares	Value
Information Technology-(continued)
Ribbon Communications, Inc.(b)(c)	171,629	$703,679
Richardson Electronics Ltd.	31,681	418,189
RingCentral, Inc., Class A(b)(c)	31,123	1,083,703
Riot Platforms, Inc.(b)(c)	77,017	914,962
Rogers Corp.(b)(c)	22,128	2,059,010
ScanSource, Inc.(b)(c)	97,694	4,088,494
Semtech Corp.(b)(c)	103,828	6,952,323
SentinelOne, Inc., Class A(b)(c)	56,603	1,355,642
Silicom Ltd. (Israel)(b)	23,111	393,349
Silicon Laboratories, Inc.(b)	19,425	2,633,836
SiTime Corp.(b)	7,442	1,519,656
SmartRent, Inc.(b)(c)	163,313	240,070
SolarWinds Corp.(c)	48,268	718,228
Sprinklr, Inc., Class A(b)(c)	29,268	260,778
SPS Commerce, Inc.(b)	6,159	1,137,444
Synaptics, Inc.(b)(c)	36,250	3,077,625
Tenable Holdings, Inc.(b)	12,966	558,705
Teradata Corp.(b)	81,235	2,592,209
Tucows, Inc., Class A(b)(c)	21,700	330,925
Turtle Beach Corp.(b)(c)	34,597	614,097
UiPath, Inc., Class A(b)(c)	69,529	988,702
Ultra Clean Holdings, Inc.(b)	69,511	2,562,871
Unisys Corp.(b)(c)	344,883	2,296,921
Unity Software, Inc.(b)(c)	103,578	2,299,432
Universal Display Corp.	14,905	2,234,558
Upland Software, Inc.(b)(c)	99,544	418,085
Varonis Systems, Inc.(b)(c)	17,977	815,437
Veeco Instruments, Inc.(b)(c)	26,789	679,905
Verint Systems, Inc.(b)(c)	66,179	1,679,623
VeriSign, Inc.(b)	19,544	4,201,960
Viavi Solutions, Inc.(b)(c)	285,063	3,432,159
Vishay Precision Group, Inc.(b)(c)	20,994	489,160
Wix.com Ltd. (Israel)(b)	6,617	1,580,735
Wolfspeed, Inc.(b)(c)	123,438	756,675
Workiva, Inc.(b)	3,010	295,642
Xperi, Inc.(b)(c)	73,893	666,515
Yext, Inc.(b)(c)	56,245	370,092
Zeta Global Holdings Corp., Class A(b)(c)	30,794	565,070
Zscaler, Inc.(b)	2,498	506,070
Zuora, Inc., Class A(b)	40,028	399,479
		332,746,936
Materials-4.27%
AdvanSix, Inc.	81,020	2,534,306
Alto Ingredients, Inc.(b)	440,686	718,318
American Vanguard Corp.	70,261	434,213
Ardagh Metal Packaging S.A.	340,180	942,299
Aspen Aerogels, Inc.(b)(c)	24,351	284,663
Balchem Corp.	15,065	2,409,797
Caledonia Mining Corp. PLC (South Africa)	29,625	278,179
Carpenter Technology Corp.	55,901	10,792,247
Century Aluminum Co.(b)	126,128	2,305,620
Clearwater Paper Corp.(b)	57,543	1,850,008
Coeur Mining, Inc.(b)(c)	682,682	4,505,701
Compass Minerals International, Inc.(c)	128,317	1,496,176
Core Molding Technologies, Inc.(b)(c)	19,969	294,942
Eagle Materials, Inc.	17,595	4,517,340
Ecovyst, Inc.(b)(c)	223,791	1,736,618
Ferroglobe PLC(c)	202,470	787,608
Ginkgo Bioworks Holdings, Inc.(b)(c)	25,858	345,463
Gold Royalty Corp. (Canada)(b)(c)	183,466	242,175
Hawkins, Inc.	15,857	1,695,272
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Hecla Mining Co.	815,235	$4,630,535
Ingevity Corp.(b)(c)	79,249	3,593,942
Innospec, Inc.	24,081	2,729,581
Intrepid Potash, Inc.(b)(c)	54,705	1,438,195
Kaiser Aluminum Corp.	49,767	3,483,690
Koppers Holdings, Inc.(c)	53,584	1,594,660
Kronos Worldwide, Inc.(c)	91,838	880,727
LSB Industries, Inc.(b)(c)	159,164	1,343,344
Materion Corp.	15,126	1,527,726
Mativ Holdings, Inc., Class A(c)	289,504	2,764,763
McEwen Mining, Inc. (Canada)(b)(c)	59,731	492,184
Mercer International, Inc. (Germany)	202,317	1,361,593
Metallus, Inc.(b)(c)	110,673	1,653,455
Minerals Technologies, Inc.	53,088	4,071,319
MP Materials Corp.(b)(c)	90,221	1,981,253
Myers Industries, Inc.(c)	63,297	762,096
NewMarket Corp.	5,654	2,815,805
Olympic Steel, Inc.(c)	24,543	845,997
Origin Materials, Inc.(b)(c)	604,376	565,092
Orion S.A. (Germany)	111,814	1,559,805
Pactiv Evergreen, Inc.(c)	134,638	2,388,478
Perimeter Solutions, Inc.(b)(c)	272,052	3,400,650
PureCycle Technologies, Inc.(b)(c)	68,903	641,487
Quaker Chemical Corp.(c)	11,221	1,584,181
Radius Recycling, Inc., Class A	91,316	1,096,705
Ramaco Resources, Inc., Class A(c)	22,589	213,918
Ranpak Holdings Corp.(b)(c)	128,813	942,911
Rayonier Advanced Materials, Inc.(b)	366,209	2,929,672
Ryerson Holding Corp.(c)	124,648	2,787,129
Sensient Technologies Corp.	56,569	4,271,525
Stepan Co.	38,721	2,454,524
Summit Materials, Inc., Class A(b)	105,743	5,531,416
SunCoke Energy, Inc.	212,851	1,998,671
Tredegar Corp.(b)(c)	86,324	677,643
TriMas Corp.(c)	75,609	1,837,299
Trinseo PLC(c)	316,188	1,309,018
		112,331,934
Real Estate-5.90%
Acadia Realty Trust	191,031	4,401,354
Alexander & Baldwin, Inc.	170,155	3,037,267
Alexander’s, Inc.(c)	3,562	676,602
Alpine Income Property Trust, Inc.	24,692	416,307
American Assets Trust, Inc.	117,071	2,842,484
Apartment Investment & Management Co., Class A	147,915	1,337,152
Armada Hoffler Properties, Inc.	112,523	1,100,475
Ashford Hospitality Trust, Inc.(b)(c)	39,575	315,413
Braemar Hotels & Resorts, Inc.	154,508	393,995
Broadstone Net Lease, Inc.(c)	285,757	4,497,815
BRT Apartments Corp.(c)	19,805	339,458
CareTrust REIT, Inc.	81,257	2,153,310
CBL & Associates Properties, Inc.(c)	49,845	1,525,755
Centerspace(c)	30,594	1,858,585
Chatham Lodging Trust	121,803	1,064,558
City Office REIT, Inc.	187,880	997,643
Community Healthcare Trust, Inc.	35,628	706,503
Compass, Inc., Class A(b)(c)	591,812	4,290,637
CTO Realty Growth, Inc.(c)	48,002	942,279
Curbline Properties Corp.	153,754	3,762,360
Diversified Healthcare Trust	682,140	1,691,707
Douglas Elliman, Inc.(b)	347,780	619,048
Easterly Government Properties, Inc.(c)	257,832	2,928,972
	Shares	Value
Real Estate-(continued)
Elme Communities	208,837	$3,186,853
Empire State Realty Trust, Inc., Class A	264,377	2,527,444
Essential Properties Realty Trust, Inc.	144,072	4,624,711
eXp World Holdings, Inc.(c)	87,854	999,779
Farmland Partners, Inc.(c)	60,587	707,050
Forestar Group, Inc.(b)	29,563	705,373
Four Corners Property Trust, Inc.	103,212	2,831,105
Franklin Street Properties Corp.	335,936	608,044
FRP Holdings, Inc.(b)(c)	10,816	330,321
Getty Realty Corp.(c)	60,701	1,882,338
Gladstone Commercial Corp.(c)	88,180	1,429,398
Gladstone Land Corp.(c)	48,488	526,580
Global Medical REIT, Inc.(c)	115,623	906,484
Global Net Lease, Inc.	388,368	2,792,366
Howard Hughes Holdings, Inc.(b)(c)	56,707	4,330,714
Industrial Logistics Properties Trust(c)	253,100	1,004,807
Innovative Industrial Properties, Inc.(c)	29,092	2,085,315
InvenTrust Properties Corp.(c)	115,647	3,439,342
Kennedy-Wilson Holdings, Inc.	407,395	3,686,925
LTC Properties, Inc.(c)	67,614	2,325,922
Marcus & Millichap, Inc.(c)	38,995	1,488,049
National Health Investors, Inc.(c)	63,544	4,327,982
National Storage Affiliates Trust(c)	85,853	3,189,439
NETSTREIT Corp.(c)	60,729	879,356
Newmark Group, Inc., Class A	240,575	3,399,325
NexPoint Residential Trust, Inc.(c)	42,166	1,664,714
Office Properties Income Trust(c)	645,889	586,855
One Liberty Properties, Inc.(c)	33,425	858,020
Orion Office REIT, Inc.	251,097	1,016,943
Paramount Group, Inc.	769,205	3,761,412
Peakstone Realty Trust(c)	116,643	1,253,912
Pebblebrook Hotel Trust(c)	242,316	3,181,609
Piedmont Office Realty Trust, Inc., Class A(c)	650,523	5,685,571
Plymouth Industrial REIT, Inc.(c)	44,854	753,547
Postal Realty Trust, Inc., Class A	22,656	298,153
RE/MAX Holdings, Inc., Class A(b)	65,635	655,037
Redfin Corp.(b)(c)	151,136	1,209,088
Retail Opportunity Investments Corp.	234,227	4,091,946
RMR Group, Inc. (The), Class A(c)	36,895	688,830
Ryman Hospitality Properties, Inc.(c)	30,465	3,193,951
Safehold, Inc.(c)	28,061	454,869
Saul Centers, Inc.	21,245	775,867
Seaport Entertainment Group, Inc.(b)(c)	6,300	167,643
Service Properties Trust(c)	474,000	1,350,900
SITE Centers Corp.(c)	76,336	1,143,513
St. Joe Co. (The)(c)	12,793	615,343
Star Holdings(b)(c)	34,896	310,225
Sunstone Hotel Investors, Inc.(c)	369,678	4,188,452
Tanger, Inc.	112,569	3,694,515
Tejon Ranch Co.(b)(c)	26,427	428,646
Terreno Realty Corp.(c)	55,170	3,609,221
UMH Properties, Inc.(c)	81,786	1,471,330
Universal Health Realty Income Trust	19,358	755,736
Urban Edge Properties	193,040	3,926,434
Veris Residential, Inc.	131,468	2,095,600
Whitestone REIT	102,000	1,366,800
Xenia Hotels & Resorts, Inc.(c)	276,251	4,132,715
		155,502,098
Utilities-1.33%
Altus Power, Inc.(b)(c)	41,228	166,149
American States Water Co.	32,494	2,420,803
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Artesian Resources Corp., Class A	13,571	$420,701
California Water Service Group	69,037	3,126,686
Chesapeake Utilities Corp.	22,167	2,709,916
Clearway Energy, Inc., Class A	59,128	1,450,410
Clearway Energy, Inc., Class C(c)	132,733	3,441,767
Consolidated Water Co. Ltd.	10,235	267,952
Genie Energy Ltd., Class B	22,376	320,648
MGE Energy, Inc.(c)	45,692	4,105,426
Middlesex Water Co.	16,856	853,588
Northwest Natural Holding Co.	97,485	3,891,601
Ormat Technologies, Inc.(c)	50,505	3,239,896
Otter Tail Corp.(c)	43,252	3,332,134
ReNew Energy Global PLC, Class A (India)(b)(c)	130,888	848,154
SJW Group	45,063	2,263,515
Sunnova Energy International, Inc.(b)(c)	134,634	346,009
Unitil Corp.	27,971	1,498,406
York Water Co. (The)	12,861	397,791
		35,101,552
Total Common Stocks & Other Equity Interests (Cost $2,327,062,757)		2,631,107,715
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(h) (Cost $4,089,913)	4,089,913	4,089,913
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $2,331,152,670)		2,635,197,628
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.55%
Invesco Private Government Fund, 4.35%(e)(h)(i)	194,004,957	$194,004,957
Invesco Private Prime Fund, 4.48%(e)(h)(i)	505,055,370	505,206,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $699,214,174)		699,211,844
TOTAL INVESTMENTS IN SECURITIES-126.62% (Cost $3,030,366,844)		3,334,409,472
OTHER ASSETS LESS LIABILITIES-(26.62)%		(701,100,305)
NET ASSETS-100.00%		$2,633,309,167

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$483,143	$20,711	$(19,130)	$(5,305)	$331	$479,750	$67,843
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,670,603	79,639,284	(78,219,974)	-	-	4,089,913	94,399
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$184,441,800	$503,015,263	$(493,452,106)	$-	$-	$194,004,957	$6,677,906 *
Invesco Private Prime Fund	473,818,250	988,337,131	(956,954,857)	108,325	(101,962)	505,206,887	17,789,595 *
Total	$661,413,796	$1,571,012,389	$(1,528,646,067)	$103,020	$(101,631)	$703,781,507	$24,629,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The aggregate value of these securities at January 31, 2025 was $1,529,779, which represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,537,794	$-	$-	$105,537,794
Money Market Funds	-	12,276,044	-	12,276,044
Total Investments	$105,537,794	$12,276,044	$-	$117,813,838
Invesco RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,685,060,117	$-	$317,887	$7,685,378,004
Money Market Funds	5,570,555	232,777,923	-	238,348,478
Total Investments	$7,690,630,672	$232,777,923	$317,887	$7,923,726,482
Invesco RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,630,779,567	$22,283	$305,865	$2,631,107,715
Money Market Funds	4,089,913	699,211,844	-	703,301,757
Total Investments	$2,634,869,480	$699,234,127	$305,865	$3,334,409,472